FINANCIAL STATEMENTS

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Years Ended December 31, 2021 and 2020

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Financial Statements

Years Ended December 31, 2021 and 2020

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract Owners of ML of New York Variable Annuity Separate Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of ML of New York Variable Annuity Separate Account A indicated in the table below as of December 31, 2021, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of ML of New York Variable Annuity Separate Account A as of December 31, 2021, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Global Thematic Growth Class A Shares (1)	Invesco V.I. American Franchise Series I Shares (1)
AB Growth and Income Class A Shares (1)	Invesco V.I. American Value Series I Shares (2)
AB International Value Class A Shares (1)	Invesco V.I. Comstock Series I Shares (1)
AB Large Cap Growth Class A Shares (1)	Invesco V.I. Core Equity Series I Shares (1)
AB Small/Mid Cap Value Class A Shares (1)	Invesco V.I. International Growth Series I Shares (1)
American Century VP Ultra® Class I Shares (1)	Invesco V.I. Main Street Series II Shares (1)
American Funds - Asset Allocation Class 2 Shares (1)	Invesco V.I. Main Street Mid Cap Series I Shares (1)
American Funds - Growth Class 2 Shares (1)	Janus Henderson - Enterprise Service Shares (1)
American Funds - Growth-Income Class 2 Shares (1)	Janus Henderson - Forty Service Shares (1)
American Funds - International Class 2 Shares (1)	MFS® Growth Initial Class (1)
American Funds - The Bond Fund of America Class 2 Shares (1)	PIMCO CommodityRealReturn® Strategy Administrative Class (1)
BlackRock Advantage Large Cap Core V.I. Class I Shares (1)	PIMCO Low Duration Administrative Class (1)
BlackRock Advantage Large Cap Value V.I. Class I Shares (1)	PIMCO Real Return Administrative Class (1)
BlackRock Advantage SMID Cap V.I. Class I Shares (1)	PIMCO Total Return Administrative Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	Pioneer High Yield VCT Class II Shares (1)
BlackRock Capital Appreciation V.I. Class I Shares (1)	Pioneer Real Estate Shares VCT Class II Shares (1)
BlackRock Equity Dividend V.I. Class I Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA BlackRock iShares Edge 40 Service Class (1)
BlackRock Government Money Market V.I. Class I Shares (1)	TA International Focus Initial Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA Janus Balanced Service Class (1)
BlackRock International V.I. Class I Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
BlackRock Large Cap Focus Growth V.I. Class I Shares (1)	TA JPMorgan Enhanced Index Initial Class (1)
BlackRock Managed Volatility V.I. Class I Shares (1)	TA Morgan Stanley Capital Growth Initial Class (1)
BlackRock S&P 500 Index V.I. Class I Shares (1)	TA Morgan Stanley Global Allocation Service Class (1)
BlackRock Total Return V.I. Class I Shares (1)	TA Multi-Managed Balanced Service Class (1)
BlackRock U.S. Government Bond V.I. Class I Shares (1)	TA Small/Mid Cap Value Service Class (1)
Davis Value (1)	TA T. Rowe Price Small Cap Initial Class (1)
Eaton Vance VT Floating-Rate Income (1)	TA TS&W International Equity Service Class (1)
Federated Hermes Kaufmann II Primary Shares (1)	TA WMC US Growth Service Class (1)
Federated Hermes Managed Volatility II Primary Shares (1)	Wanger International (1)
Franklin Templeton Foreign Class 2 Shares (1)	Wanger USA (1)
Franklin Templeton Growth Class 2 Shares (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2021 and 2020
(2)	Statements of operations and changes in net assets for the period April 30, 2021 (commencement of operations) through December 31, 2021

Basis for Opinions

These financial statements are the responsibility of the Transamerica Financial Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ML of New York Variable Annuity Separate Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ML of New York Variable Annuity Separate Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the custodian, the transfer agents, or the investee mutual funds; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 20, 2022

We have served as the auditor of one or more of the subaccounts of ML of New York Variable Annuity Separate Account A since 2014.

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Global Thematic Growth Class A Shares	90,753.148	$2,024,210	$4,192,795	$13	$4,192,808	185,447	$22.609141	$22.609141
AB Growth and Income Class A Shares	19,528.536	541,980	719,236	(1)	719,235	20,038	35.813928	36.290433
AB International Value Class A Shares	4,698.682	67,154	73,863	-	73,863	9,255	7.681433	8.150406
AB Large Cap Growth Class A Shares	104,146.303	5,376,079	9,694,979	(7)	9,694,972	112,428	32.684777	92.313252
AB Small/Mid Cap Value Class A Shares	10,789.487	184,706	253,121	1	253,122	6,332	38.394438	41.131454
American Century VP Ultra® Class I Shares	9,750.032	174,634	305,956	1	305,957	5,187	56.630740	61.813895
American Funds - Asset Allocation Class 2 Shares	21,384.458	430,510	614,589	(9)	614,580	20,371	29.972778	32.109744
American Funds - Growth Class 2 Shares	21,216.388	1,665,805	2,679,205	5	2,679,210	41,439	62.615919	67.079731
American Funds - Growth-Income Class 2 Shares	11,297.665	530,865	750,617	(1)	750,616	19,030	38.024998	40.736270
American Funds - International Class 2 Shares	116,408.589	2,186,277	2,630,834	6	2,630,840	106,549	23.933492	25.640179
American Funds - The Bond Fund of America Class 2 Shares	40,128.379	440,447	443,820	-	443,820	32,191	13.365848	14.318859
BlackRock Advantage Large Cap Core V.I. Class I Shares	928,766.419	23,686,804	19,661,985	77	19,662,062	190,959	43.316881	116.632889
BlackRock Advantage Large Cap Value V.I. Class I Shares	414,059.678	4,331,153	4,318,642	20	4,318,662	112,341	31.390923	39.494554
BlackRock Advantage SMID Cap V.I. Class I Shares	583,512.546	13,883,949	12,790,595	30	12,790,625	109,023	36.744930	124.766317
BlackRock Basic Value V.I. Class I Shares	1,064,530.271	15,235,243	14,892,778	(2)	14,892,776	209,247	28.612136	92.094279
BlackRock Capital Appreciation V.I. Class I Shares	931,256.530	8,334,588	9,489,504	(13)	9,489,491	209,412	35.457835	58.244594
BlackRock Equity Dividend V.I. Class I Shares	85,706.046	953,309	1,043,043	-	1,043,043	12,574	82.949602	82.949602
BlackRock Global Allocation V.I. Class I Shares	1,148,618.599	19,320,577	20,433,925	1	20,433,926	382,676	27.634633	59.247457
BlackRock Government Money Market V.I. Class I Shares	6,273,992.590	6,273,993	6,273,993	(35)	6,273,958	492,902	9.149302	13.120242
BlackRock High Yield V.I. Class I Shares	594,214.760	4,322,341	4,510,090	17,408	4,527,498	118,903	22.806087	49.771412
BlackRock International V.I. Class I Shares	433,684.617	4,694,169	5,152,173	2	5,152,175	181,167	22.060018	29.883746
BlackRock Large Cap Focus Growth V.I. Class I Shares	285,882.891	4,610,549	6,237,965	12	6,237,977	122,627	50.431230	60.850429
BlackRock Managed Volatility V.I. Class I Shares	88,353.595	1,133,619	1,167,151	-	1,167,151	43,430	26.874367	26.874367
BlackRock S&P 500 Index V.I. Class I Shares	776,366.924	17,515,643	25,037,833	105	25,037,938	401,912	31.871777	68.608837
BlackRock Total Return V.I. Class I Shares	632,704.621	7,525,459	7,579,801	9,144	7,588,945	338,021	14.431397	29.205463
BlackRock U.S. Government Bond V.I. Class I Shares	275,173.725	2,850,320	2,889,324	1,410	2,890,734	147,803	12.568605	22.178964
Davis Value	514,195.812	4,494,101	4,617,478	-	4,617,478	147,447	28.177076	35.699960
Eaton Vance VT Floating-Rate Income	82,565.582	756,902	750,521	(196)	750,325	51,667	14.316483	15.337655
Federated Hermes Kaufmann II Primary Shares	67,445.539	1,249,821	1,639,601	(1)	1,639,600	33,142	47.404243	51.567818
Federated Hermes Managed Volatility II Primary Shares	12,436.181	129,293	160,427	(1)	160,426	12,678	12.555119	12.725927
Franklin Templeton Foreign Class 2 Shares	12,533.766	170,296	170,334	9	170,343	10,443	15.742320	16.865426
Franklin Templeton Growth Class 2 Shares	11,278.780	136,560	130,721	1	130,722	7,180	17.766421	19.033402
Invesco V.I. American Franchise Series I Shares	18,292.653	1,041,361	1,621,278	8	1,621,286	43,906	21.449511	44.168336
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-	10.483265	10.511675
Invesco V.I. Comstock Series I Shares	199,123.184	3,298,049	4,209,464	6	4,209,470	127,445	30.958045	33.764192
Invesco V.I. Core Equity Series I Shares	89,371.841	2,815,255	3,377,362	(2)	3,377,360	110,536	29.436722	30.574700
Invesco V.I. International Growth Series I Shares	14,471.489	521,192	599,264	-	599,264	30,909	17.970912	32.358760
Invesco V.I. Main Street Series II Shares	1,471.903	43,198	51,929	-	51,929	1,372	37.843292	40.541532
Invesco V.I. Main Street Mid Cap Series I Shares	10,964.200	123,179	142,206	-	142,206	4,751	29.638587	31.752002
Janus Henderson - Enterprise Service Shares	525.844	29,396	48,635	41	48,676	1,057	44.683208	47.410639
Janus Henderson - Forty Service Shares	4,323.899	160,313	244,906	(28)	244,878	4,489	53.792086	57.075068
MFS® Growth Initial Class	92,534.778	4,896,880	7,343,560	(4)	7,343,556	116,088	29.517512	87.488249
PIMCO CommodityRealReturn® Strategy Administrative Class	41,466.340	258,876	320,949	5	320,954	39,476	7.920697	8.485829

See accompanying notes	2

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Assets and Liabilities

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
PIMCO Low Duration Administrative Class	176,256.415	$1,811,309	$1,803,103	$(162)	$1,802,941	149,865	$11.715605	$12.430579
PIMCO Real Return Administrative Class	94,878.995	1,208,184	1,327,357	(186)	1,327,171	81,613	15.782090	16.907606
PIMCO Total Return Administrative Class	930,073.022	10,204,461	10,007,586	(428)	10,007,158	525,788	16.567398	21.721532
Pioneer High Yield VCT Class II Shares	19,019.826	176,096	175,173	(33)	175,140	8,791	19.209996	20.579864
Pioneer Real Estate Shares VCT Class II Shares	-	-	-	-	-	-	25.486645	26.934109
TA Aegon Sustainable Equity Income Service Class	114,587.921	2,185,201	2,422,389	2	2,422,391	149,330	16.018686	16.533277
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-	13.399266	14.160072
TA International Focus Initial Class	127,302.444	1,127,450	1,371,047	(4)	1,371,043	97,255	14.097355	14.097355
TA Janus Balanced Service Class	7,632.267	125,729	151,806	-	151,806	9,030	16.651003	16.971889
TA Janus Mid-Cap Growth Service Class	28,276.227	881,454	1,183,926	-	1,183,926	40,962	28.441937	29.602815
TA JPMorgan Enhanced Index Initial Class	1,677.381	34,513	46,413	(2)	46,411	2,359	19.610767	19.957182
TA Morgan Stanley Capital Growth Initial Class	1,910.683	41,738	55,849	-	55,849	2,514	22.116602	22.309270
TA Morgan Stanley Global Allocation Service Class	2,318.911	32,688	39,050	-	39,050	2,766	14.119083	14.145977
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-	15.993903	16.302131
TA Small/Mid Cap Value Service Class	74,766.733	1,262,356	1,765,990	2	1,765,992	59,367	29.150749	30.806163
TA T. Rowe Price Small Cap Initial Class	39,237.034	593,374	745,896	(1)	745,895	42,198	17.653659	17.996988
TA TS&W International Equity Service Class	6,956.446	92,346	110,468	1	110,469	8,956	12.226745	12.442791
TA WMC US Growth Service Class	49,350.935	1,542,959	2,158,610	2	2,158,612	54,416	38.805669	41.008875
Wanger International	43,889.405	1,063,414	1,431,672	2	1,431,674	66,557	21.035806	22.319719
Wanger USA	29,393.345	643,859	756,585	(9)	756,576	16,652	44.214044	47.367558

See accompanying notes.	3

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	AB Global Thematic Growth Class A Shares Subaccount	AB Growth and Income Class A Shares Subaccount	AB International Value Class A Shares Subaccount	AB Large Cap Growth Class A Shares Subaccount	AB Small/Mid Cap Value Class A Shares Subaccount

Net Assets as of December 31, 2019:	$2,573,304	$627,857	$70,697	$6,886,075	$212,803

Investment Income:
Reinvested Dividends	18,217	9,136	1,109	-	2,162
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,543	8,873	796	99,328	2,788

Net Investment Income (Loss)	(19,326)	263	313	(99,328)	(626)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255,798	30,750	-	558,723	9,895
Realized Gain (Loss) on Investments	64,926	41,071	(2,453)	454,313	(9,129)

Net Realized Capital Gains (Losses) on Investments	320,724	71,821	(2,453)	1,013,036	766
Net Change in Unrealized Appreciation (Depreciation)	649,599	(64,566)	439	1,286,421	12,893

Net Gain (Loss) on Investment	970,323	7,255	(2,014)	2,299,457	13,659

Net Increase (Decrease) in Net Assets Resulting from Operations	950,997	7,518	(1,701)	2,200,129	13,033

Increase (Decrease) in Net Assets from Contract Transactions	(47,411)	(30,097)	(822)	(516,311)	10,342

Total Increase (Decrease) in Net Assets	903,586	(22,579)	(2,523)	1,683,818	23,375

Net Assets as of December 31, 2020:	$3,476,890	$605,278	$68,174	$8,569,893	$236,178

Investment Income:
Reinvested Dividends	-	5,664	1,480	-	1,968
Investment Expense:
Mortality and Expense Risk and Administrative Charges	51,845	10,852	1,008	123,885	3,670

Net Investment Income (Loss)	(51,845)	(5,188)	472	(123,885)	(1,702)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	450,017	-	-	619,747	-
Realized Gain (Loss) on Investments	45,460	32,771	239	933,329	1,303

Net Realized Capital Gains (Losses) on Investments	495,477	32,771	239	1,553,076	1,303
Net Change in Unrealized Appreciation (Depreciation)	291,497	127,505	5,807	770,799	74,667

Net Gain (Loss) on Investment	786,974	160,276	6,046	2,323,875	75,970

Net Increase (Decrease) in Net Assets Resulting from Operations	735,129	155,088	6,518	2,199,990	74,268

Increase (Decrease) in Net Assets from Contract Transactions	(19,211)	(41,131)	(829)	(1,074,911)	(57,324)

Total Increase (Decrease) in Net Assets	715,918	113,957	5,689	1,125,079	16,944

Net Assets as of December 31, 2021:	$4,192,808	$719,235	$73,863	$9,694,972	$253,122

See Accompanying Notes. (1) See Footnote 1	4

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Century VP Ultra® Class I Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth- Income Class 2 Shares Subaccount	American Funds - International Class 2 Shares Subaccount

Net Assets as of December 31, 2019:	$215,451	$539,029	$1,875,694	$489,006	$2,964,727

Investment Income:
Reinvested Dividends	-	8,868	6,871	7,992	16,893
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,344	9,262	34,895	9,144	41,538

Net Investment Income (Loss)	(3,344)	(394)	(28,024)	(1,152)	(24,645)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,148	2,450	51,436	15,785	-
Realized Gain (Loss) on Investments	24,577	8,069	114,082	8,331	56,237

Net Realized Capital Gains (Losses) on Investments	46,725	10,519	165,518	24,116	56,237
Net Change in Unrealized Appreciation (Depreciation)	56,953	44,531	783,642	44,175	321,774

Net Gain (Loss) on Investment	103,678	55,050	949,160	68,291	378,011

Net Increase (Decrease) in Net Assets Resulting from Operations	100,334	54,656	921,136	67,139	353,366

Increase (Decrease) in Net Assets from Contract Transactions	(52,502)	(18,123)	(95,894)	91,068	(525,990)

Total Increase (Decrease) in Net Assets	47,832	36,533	825,242	158,207	(172,624)

Net Assets as of December 31, 2020:	$263,283	$575,562	$2,700,936	$647,213	$2,792,103

Investment Income:
Reinvested Dividends	-	9,187	5,608	7,905	63,357
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,900	10,685	43,314	11,262	43,009

Net Investment Income (Loss)	(3,900)	(1,498)	(37,706)	(3,357)	20,348

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,874	20,209	331,160	6,868	-
Realized Gain (Loss) on Investments	9,366	18,851	292,119	16,001	132,114

Net Realized Capital Gains (Losses) on Investments	28,240	39,060	623,279	22,869	132,114
Net Change in Unrealized Appreciation (Depreciation)	31,480	36,699	(90,607)	121,054	(220,779)

Net Gain (Loss) on Investment	59,720	75,759	532,672	143,923	(88,665)

Net Increase (Decrease) in Net Assets Resulting from Operations	55,820	74,261	494,966	140,566	(68,317)

Increase (Decrease) in Net Assets from Contract Transactions	(13,146)	(35,243)	(516,692)	(37,163)	(92,946)

Total Increase (Decrease) in Net Assets	42,674	39,018	(21,726)	103,403	(161,263)

Net Assets as of December 31, 2021:	$305,957	$614,580	$2,679,210	$750,616	$2,630,840

See Accompanying Notes. (1) See Footnote 1	5

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	American Funds - The Bond Fund of America Class 2 Shares Subaccount	BlackRock Advantage Large Cap Core V.I. Class I Shares Subaccount	BlackRock Advantage Large Cap Value V.I. Class I Shares Subaccount	BlackRock Advantage SMID Cap V.I. Class I Shares Subaccount	BlackRock Basic Value V.I. Class I Shares Subaccount

Net Assets as of December 31, 2019:	$422,448	$14,597,207	$4,131,474	$10,998,485	$14,252,655

Investment Income:
Reinvested Dividends	9,022	168,396	59,602	125,448	296,782
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,923	197,087	48,436	144,753	170,334

Net Investment Income (Loss)	2,099	(28,691)	11,166	(19,305)	126,448

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,919	1,331,821	41,360	719,914	310,969
Realized Gain (Loss) on Investments	3,725	(7,302)	(238,969)	397,964	(134,384)

Net Realized Capital Gains (Losses) on Investments	7,644	1,324,519	(197,609)	1,117,878	176,585
Net Change in Unrealized Appreciation (Depreciation)	22,528	1,280,167	244,913	821,714	(65,441)

Net Gain (Loss) on Investment	30,172	2,604,686	47,304	1,939,592	111,144

Net Increase (Decrease) in Net Assets Resulting from Operations	32,271	2,575,995	58,470	1,920,287	237,592

Increase (Decrease) in Net Assets from Contract Transactions	(3,271)	(628,183)	(412,545)	(725,348)	(697,506)

Total Increase (Decrease) in Net Assets	29,000	1,947,812	(354,075)	1,194,939	(459,914)

Net Assets as of December 31, 2020:	$451,448	$16,545,019	$3,777,399	$12,193,424	$13,792,741

Investment Income:
Reinvested Dividends	6,342	270,778	65,501	109,434	186,905
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,580	250,003	55,397	173,298	207,565

Net Investment Income (Loss)	(1,238)	20,775	10,104	(63,864)	(20,660)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,755	8,557,580	660,452	3,636,152	2,114,398
Realized Gain (Loss) on Investments	2,808	171,034	(46,390)	489,423	169,396

Net Realized Capital Gains (Losses) on Investments	22,563	8,728,614	614,062	4,125,575	2,283,794
Net Change in Unrealized Appreciation (Depreciation)	(29,728)	(4,462,499)	269,681	(2,626,840)	403,139

Net Gain (Loss) on Investment	(7,165)	4,266,115	883,743	1,498,735	2,686,933

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,403)	4,286,890	893,847	1,434,871	2,666,273

Increase (Decrease) in Net Assets from Contract Transactions	775	(1,169,847)	(352,584)	(837,670)	(1,566,238)

Total Increase (Decrease) in Net Assets	(7,628)	3,117,043	541,263	597,201	1,100,035

Net Assets as of December 31, 2021:	$443,820	$19,662,062	$4,318,662	$12,790,625	$14,892,776

See Accompanying Notes. (1) See Footnote 1	6

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock Capital Appreciation V.I. Class I Shares Subaccount	BlackRock Equity Dividend V.I. Class I Shares Subaccount	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock Government Money Market V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount

Net Assets as of December 31, 2019:	$7,383,387	$1,088,300	$19,937,093	$5,071,924	$4,778,294

Investment Income:
Reinvested Dividends	-	21,043	244,866	17,743	235,330
Investment Expense:
Mortality and Expense Risk and Administrative Charges	109,550	12,810	260,866	81,642	62,086

Net Investment Income (Loss)	(109,550)	8,233	(16,000)	(63,899)	173,244

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	767,194	32,838	1,003,967	269	-
Realized Gain (Loss) on Investments	42,946	14,002	286,786	-	29,941

Net Realized Capital Gains (Losses) on Investments	810,140	46,840	1,290,753	269	29,941
Net Change in Unrealized Appreciation (Depreciation)	1,982,329	(44,854)	2,115,224	-	45,413

Net Gain (Loss) on Investment	2,792,469	1,986	3,405,977	269	75,354

Net Increase (Decrease) in Net Assets Resulting from Operations	2,682,919	10,219	3,389,977	(63,630)	248,598

Increase (Decrease) in Net Assets from Contract Transactions	(1,303,242)	(121,227)	(2,014,128)	1,841,885	(388,326)

Total Increase (Decrease) in Net Assets	1,379,677	(111,008)	1,375,849	1,778,255	(139,728)

Net Assets as of December 31, 2020:	$8,763,064	$977,292	$21,312,942	$6,850,179	$4,638,566

Investment Income:

Reinvested Dividends	-	15,820	193,054	6	204,295
Investment Expense:
Mortality and Expense Risk and Administrative Charges	127,236	13,948	293,351	90,106	63,281

Net Investment Income (Loss)	(127,236)	1,872	(100,297)	(90,100)	141,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,778,037	126,193	2,842,145	313	12,766
Realized Gain (Loss) on Investments	215,770	40,789	768,260	-	41,542

Net Realized Capital Gains (Losses) on Investments	1,993,807	166,982	3,610,405	313	54,308
Net Change in Unrealized Appreciation (Depreciation)	(262,961)	12,909	(2,427,753)	-	(23,521)

Net Gain (Loss) on Investment	1,730,846	179,891	1,182,652	313	30,787

Net Increase (Decrease) in Net Assets Resulting from Operations	1,603,610	181,763	1,082,355	(89,787)	171,801

Increase (Decrease) in Net Assets from Contract Transactions	(877,183)	(116,012)	(1,961,371)	(486,434)	(282,869)

Total Increase (Decrease) in Net Assets	726,427	65,751	(879,016)	(576,221)	(111,068)

Net Assets as of December 31, 2021:	$9,489,491	$1,043,043	$20,433,926	$6,273,958	$4,527,498

See Accompanying Notes. (1) See Footnote 1	7

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock International V.I. Class I Shares Subaccount	BlackRock Large Cap Focus Growth V.I. Class I Shares Subaccount	BlackRock Managed Volatility V.I. Class I Shares Subaccount	BlackRock S&P 500 Index V.I. Class I Shares Subaccount	BlackRock Total Return V.I. Class I Shares Subaccount

Net Assets as of December 31, 2019:	$4,988,517	$4,441,398	$1,288,498	$18,569,614	$8,546,867

Investment Income:
Reinvested Dividends	23,377	-	48,558	337,655	179,934
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,727	67,506	17,085	256,420	115,117

Net Investment Income (Loss)	(41,350)	(67,506)	31,473	81,235	64,817

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	78,645	320,707	-	1,233,596	382,272
Realized Gain (Loss) on Investments	148,766	157,604	15,910	519,292	89,763

Net Realized Capital Gains (Losses) on Investments	227,411	478,311	15,910	1,752,888	472,035
Net Change in Unrealized Appreciation (Depreciation)	684,563	1,374,293	(20,732)	1,326,077	27,059

Net Gain (Loss) on Investment	911,974	1,852,604	(4,822)	3,078,965	499,094

Net Increase (Decrease) in Net Assets Resulting from Operations	870,624	1,785,098	26,651	3,160,200	563,911

Increase (Decrease) in Net Assets from Contract Transactions	(489,277)	(475,202)	(55,153)	(515,847)	(909,319)

Total Increase (Decrease) in Net Assets	381,347	1,309,896	(28,502)	2,644,353	(345,408)

Net Assets as of December 31, 2020:	$5,369,864	$5,751,294	$1,259,996	$21,213,967	$8,201,459

Investment Income:
Reinvested Dividends	36,467	-	8,119	300,087	130,980
Investment Expense:
Mortality and Expense Risk and Administrative Charges	79,067	81,638	16,246	318,871	108,957

Net Investment Income (Loss)	(42,600)	(81,638)	(8,127)	(18,784)	22,023
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,200,837	902,110	-	1,680,605	25,675
Realized Gain (Loss) on Investments	387,588	245,589	12,208	1,243,173	32,884

Net Realized Capital Gains (Losses) on Investments	1,588,425	1,147,699	12,208	2,923,778	58,559
Net Change in Unrealized Appreciation (Depreciation)	(1,151,690)	(156,848)	(12,452)	2,544,449	(305,971)

Net Gain (Loss) on Investment	436,735	990,851	(244)	5,468,227	(247,412)

Net Increase (Decrease) in Net Assets Resulting from Operations	394,135	909,213	(8,371)	5,449,443	(225,389)

Increase (Decrease) in Net Assets from Contract Transactions	(611,824)	(422,530)	(84,474)	(1,625,472)	(387,125)

Total Increase (Decrease) in Net Assets	(217,689)	486,683	(92,845)	3,823,971	(612,514)

Net Assets as of December 31, 2021:	$5,152,175	$6,237,977	$1,167,151	$25,037,938	$7,588,945

See Accompanying Notes. (1) See Footnote 1	8

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	BlackRock U.S. Government Bond V.I. Class I Shares Subaccount	Davis Value Subaccount	Eaton Vance VT Floating-Rate Income Subaccount	Federated Hermes Kaufmann II Primary Shares Subaccount	Federated Hermes Managed Volatility II Primary Shares Subaccount

Net Assets as of December 31, 2019:	$3,386,571	$4,387,837	$632,989	$1,510,321	$167,250

Investment Income:
Reinvested Dividends	61,668	27,871	20,340	-	3,825
Investment Expense:
Mortality and Expense Risk and Administrative Charges	47,371	55,613	9,041	20,877	2,085

Net Investment Income (Loss)	14,297	(27,742)	11,299	(20,877)	1,740

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	111,485	-	139,164	-
Realized Gain (Loss) on Investments	23,448	(280,955)	(2,947)	66,352	(47)

Net Realized Capital Gains (Losses) on Investments	23,448	(169,470)	(2,947)	205,516	(47)
Net Change in Unrealized Appreciation (Depreciation)	129,814	582,441	(4,832)	187,597	(3,626)

Net Gain (Loss) on Investment	153,262	412,971	(7,779)	393,113	(3,673)

Net Increase (Decrease) in Net Assets Resulting from Operations	167,559	385,229	3,520	372,236	(1,933)

Increase (Decrease) in Net Assets from Contract Transactions	(384,910)	(398,937)	50,747	(166,699)	(18,030)

Total Increase (Decrease) in Net Assets	(217,351)	(13,708)	54,267	205,537	(19,963)

Net Assets as of December 31, 2020:	$3,169,220	$4,374,129	$687,256	$1,715,858	$147,287

Investment Income:
Reinvested Dividends	33,651	27,782	21,086	-	2,808
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,453	68,101	10,651	23,257	2,233

Net Investment Income (Loss)	(8,802)	(40,319)	10,435	(23,257)	575
Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	756,533	-	113,818	-
Realized Gain (Loss) on Investments	12,539	791	(943)	59,536	2,140

Net Realized Capital Gains (Losses) on Investments	12,539	757,324	(943)	173,354	2,140
Net Change in Unrealized Appreciation (Depreciation)	(97,405)	(14,245)	5,469	(129,098)	21,766

Net Gain (Loss) on Investment	(84,866)	743,079	4,526	44,256	23,906

Net Increase (Decrease) in Net Assets Resulting from Operations	(93,668)	702,760	14,961	20,999	24,481

Increase (Decrease) in Net Assets from Contract Transactions	(184,818)	(459,411)	48,108	(97,257)	(11,342)

Total Increase (Decrease) in Net Assets	(278,486)	243,349	63,069	(76,258)	13,139

Net Assets as of December 31, 2021:	$2,890,734	$4,617,478	$750,325	$1,639,600	$160,426

See Accompanying Notes. (1) See Footnote 1	9

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Franklin Templeton Foreign Class 2 Shares Subaccount	Franklin Templeton Growth Class 2 Shares Subaccount	Invesco V.I. American Franchise Series I Shares Subaccount	Invesco V.I. American Value Series I Shares Subaccount(1)	Invesco V.I. Comstock Series I Shares Subaccount

Net Assets as of December 31, 2019:	$253,802	$128,375	$1,218,318	$-	$4,509,803

Investment Income:
Reinvested Dividends	7,247	3,511	954	-	95,669
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,883	1,660	17,913	-	54,688

Net Investment Income (Loss)	4,364	1,851	(16,959)	-	40,981

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	99,552	-	104,955
Realized Gain (Loss) on Investments	(891)	(1,117)	40,038	-	34,187

Net Realized Capital Gains (Losses) on Investments	(891)	(1,117)	139,590	-	139,142
Net Change in Unrealized Appreciation (Depreciation)	(10,406)	5,096	344,103	-	(247,278)

Net Gain (Loss) on Investment	(11,297)	3,979	483,693	-	(108,136)

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,933)	5,830	466,734	-	(67,155)

Increase (Decrease) in Net Assets from Contract Transactions	(4,312)	878	(67,806)	-	(304,171)

Total Increase (Decrease) in Net Assets	(11,245)	6,708	398,928	-	(371,326)

Net Assets as of December 31, 2020:	$242,557	$135,083	$1,617,246	$-	$4,138,477

Investment Income:
Reinvested Dividends	3,285	1,548	-	-	73,913
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,728	1,989	21,979	-	60,954

Net Investment Income (Loss)	557	(441)	(21,979)	-	12,959

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	187,784	-	-
Realized Gain (Loss) on Investments	8,964	(4,138)	109,042	-	306,206

Net Realized Capital Gains (Losses) on Investments	8,964	(4,138)	296,826	-	306,206
Net Change in Unrealized Appreciation (Depreciation)	1,615	8,883	(112,566)	-	872,411

Net Gain (Loss) on Investment	10,579	4,745	184,260	-	1,178,617

Net Increase (Decrease) in Net Assets Resulting from Operations	11,136	4,304	162,281	-	1,191,576

Increase (Decrease) in Net Assets from Contract Transactions	(83,350)	(8,665)	(158,241)	-	(1,120,583)

Total Increase (Decrease) in Net Assets	(72,214)	(4,361)	4,040	-	70,993

Net Assets as of December 31, 2021:	$170,343	$130,722	$1,621,286	$-	$4,209,470

See Accompanying Notes. (1) See Footnote 1	10

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Invesco V.I. Core Equity Series I Shares Subaccount	Invesco V.I. International Growth Series I Shares Subaccount	Invesco V.I. Main Street Series II Shares Subaccount	Invesco V.I. Main Street Mid Cap Series I Shares Subaccount	Janus Henderson -Enterprise Service Shares Subaccount

Net Assets as of December 31, 2019:	$2,772,978	$607,641	$36,569	$131,473	$36,183

Investment Income:
Reinvested Dividends	35,537	13,148	449	941	16
Investment Expense:
Mortality and Expense Risk and Administrative Charges	35,601	8,855	571	2,007	471

Net Investment Income (Loss)	(64)	4,293	(122)	(1,066)	(455)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	613,032	12,667	3,802	26,636	2,648
Realized Gain (Loss) on Investments	43,383	17,934	(83)	(2,527)	261

Net Realized Capital Gains (Losses) on Investments	656,415	30,601	3,719	24,109	2,909
Net Change in Unrealized Appreciation (Depreciation)	(339,082)	30,707	1,034	(7,893)	3,904

Net Gain (Loss) on Investment	317,333	61,308	4,753	16,216	6,813

Net Increase (Decrease) in Net Assets Resulting from Operations	317,269	65,601	4,631	15,150	6,358

Increase (Decrease) in Net Assets from Contract Transactions	(143,533)	(69,875)	1,388	(1,583)	(104)

Total Increase (Decrease) in Net Assets	173,736	(4,274)	6,019	13,567	6,254

Net Assets as of December 31, 2020:	$2,946,714	$603,367	$42,588	$145,040	$42,437

Investment Income:
Reinvested Dividends	21,704	7,902	249	609	110
Investment Expense:
Mortality and Expense Risk and Administrative Charges	44,012	9,760	749	2,383	619

Net Investment Income (Loss)	(22,308)	(1,858)	(500)	(1,774)	(509)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	74,338	41,732	2,828	-	4,133
Realized Gain (Loss) on Investments	113,581	13,334	204	1,195	477

Net Realized Capital Gains (Losses) on Investments	187,919	55,066	3,032	1,195	4,610
Net Change in Unrealized Appreciation (Depreciation)	576,048	(26,692)	8,291	29,892	2,265

Net Gain (Loss) on Investment	763,967	28,374	11,323	31,087	6,875

Net Increase (Decrease) in Net Assets Resulting from Operations	741,659	26,516	10,823	29,313	6,366

Increase (Decrease) in Net Assets from Contract Transactions	(311,013)	(30,619)	(1,482)	(32,147)	(127)

Total Increase (Decrease) in Net Assets	430,646	(4,103)	9,341	(2,834)	6,239

Net Assets as of December 31, 2021:	$3,377,360	$599,264	$51,929	$142,206	$48,676

See Accompanying Notes. (1) See Footnote 1	11

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	Janus Henderson - Forty Service Shares Subaccount	MFS® Growth Initial Class Subaccount	PIMCO CommodityRealReturn® Strategy Administrative Class Subaccount	PIMCO Low Duration Administrative Class Subaccount	PIMCO Real Return Administrative Class Subaccount

Net Assets as of December 31, 2019:	$169,065	$5,827,326	$314,979	$1,972,114	$1,470,994

Investment Income:
Reinvested Dividends	1,145	-	18,596	22,006	19,115
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,622	85,261	4,374	26,886	20,398

Net Investment Income (Loss)	(1,477)	(85,261)	14,222	(4,880)	(1,283)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,973	408,043	-	-	-
Realized Gain (Loss) on Investments	5,848	1,061,125	(25,293)	(17,705)	(3,760)

Net Realized Capital Gains (Losses) on Investments	18,821	1,469,168	(25,293)	(17,705)	(3,760)
Net Change in Unrealized Appreciation (Depreciation)	41,502	262,644	17,935	46,287	133,239

Net Gain (Loss) on Investment	60,323	1,731,812	(7,358)	28,582	129,479

Net Increase (Decrease) in Net Assets Resulting from Operations	58,846	1,646,551	6,864	23,702	128,196

Increase (Decrease) in Net Assets from Contract Transactions	(15,603)	(881,887)	1,228	(62,414)	(165,848)

Total Increase (Decrease) in Net Assets	43,243	764,664	8,092	(38,712)	(37,652)

Net Assets as of December 31, 2020:	$212,308	$6,591,990	$323,071	$1,933,402	$1,433,342

Investment Income:
Reinvested Dividends	1,239	-	13,645	9,388	66,760
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,382	97,443	4,915	26,378	19,843

Net Investment Income (Loss)	(2,143)	(97,443)	8,730	(16,990)	46,917

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,980	948,780	-	-	-
Realized Gain (Loss) on Investments	5,987	534,173	(4,788)	(3,243)	29,851

Net Realized Capital Gains (Losses) on Investments	33,967	1,482,953	(4,788)	(3,243)	29,851
Net Change in Unrealized Appreciation (Depreciation)	11,522	(18,989)	86,234	(22,576)	(22,245)

Net Gain (Loss) on Investment	45,489	1,463,964	81,446	(25,819)	7,606

Net Increase (Decrease) in Net Assets Resulting from Operations	43,346	1,366,521	90,176	(42,809)	54,523

Increase (Decrease) in Net Assets from Contract Transactions	(10,776)	(614,955)	(92,293)	(87,652)	(160,694)

Total Increase (Decrease) in Net Assets	32,570	751,566	(2,117)	(130,461)	(106,171)

Net Assets as of December 31, 2021:	$244,878	$7,343,556	$320,954	$1,802,941	$1,327,171

See Accompanying Notes. (1) See Footnote 1	12

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	PIMCO Total Return Administrative Class Subaccount	Pioneer High Yield VCT Class II Shares Subaccount	Pioneer Real Estate Shares VCT Class II Shares Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA BlackRock iShares Edge 40 Service Class Subaccount

Net Assets as of December 31, 2019:	$10,998,379	$164,882	$3,722	$2,534,057	$-

Investment Income:
Reinvested Dividends	231,293	8,052	30	67,772	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	156,474	2,153	30	34,892	-

Net Investment Income (Loss)	74,819	5,899	-	32,880	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	121,236	-	960	302,322	-
Realized Gain (Loss) on Investments	38,975	(2,365)	(2,693)	(84,142)	-

Net Realized Capital Gains (Losses) on Investments	160,211	(2,365)	(1,733)	218,180	-
Net Change in Unrealized Appreciation (Depreciation)	505,290	(2,186)	1,064	(400,413)	-

Net Gain (Loss) on Investment	665,501	(4,551)	(669)	(182,233)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	740,320	1,348	(669)	(149,353)	-

Increase (Decrease) in Net Assets from Contract Transactions	(728,702)	1,537	(3,053)	147,883	-

Total Increase (Decrease) in Net Assets	11,618	2,885	(3,722)	(1,470)	-

Net Assets as of December 31, 2020:	$11,009,997	$167,767	$-	$2,532,587	$-

Investment Income:
Reinvested Dividends	189,175	8,410	-	45,879	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	149,977	2,392	-	37,113	-

Net Investment Income (Loss)	39,198	6,018	-	8,766	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	440,612	-	-	-	-
Realized Gain (Loss) on Investments	24,874	(596)	-	(55,840)	-

Net Realized Capital Gains (Losses) on Investments	465,486	(596)	-	(55,840)	-
Net Change in Unrealized Appreciation (Depreciation)	(790,916)	1,324	-	511,441	-

Net Gain (Loss) on Investment	(325,430)	728	-	455,601	-

Net Increase (Decrease) in Net Assets Resulting from Operations	(286,232)	6,746	-	464,367	-

Increase (Decrease) in Net Assets from Contract Transactions	(716,607)	627	-	(574,563)	-

Total Increase (Decrease) in Net Assets	(1,002,839)	7,373	-	(110,196)	-

Net Assets as of December 31, 2021:	$10,007,158	$175,140	$-	$2,422,391	$-

See Accompanying Notes. (1) See Footnote 1	13

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA International Focus Initial Class Subaccount	TA Janus Balanced Service Class Subaccount	TA Janus Mid-Cap Growth Service Class Subaccount	TA JPMorgan Enhanced Index Initial Class Subaccount	TA Morgan Stanley Capital Growth Initial Class Subaccount

Net Assets as of December 31, 2019:	$1,454,824	$125,060	$1,166,763	$30,918	$34,526

Investment Income:
Reinvested Dividends	28,873	1,826	450	453	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,214	1,765	16,684	457	614

Net Investment Income (Loss)	11,659	61	(16,234)	(4)	(614)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,042	97,310	2,503	1,730
Realized Gain (Loss) on Investments	(44,896)	299	62,481	64	3,507

Net Realized Capital Gains (Losses) on Investments	(44,896)	5,341	159,791	2,567	5,237
Net Change in Unrealized Appreciation (Depreciation)	255,374	9,266	59,878	3,090	30,044

Net Gain (Loss) on Investment	210,478	14,607	219,669	5,657	35,281

Net Increase (Decrease) in Net Assets Resulting from Operations	222,137	14,668	203,435	5,653	34,667

Increase (Decrease) in Net Assets from Contract Transactions	(223,280)	(6,972)	(159,603)	(219)	(9,711)

Total Increase (Decrease) in Net Assets	(1,143)	7,696	43,832	5,434	24,956

Net Assets as of December 31, 2020:	$1,453,681	$132,756	$1,210,595	$36,352	$59,482

Investment Income:
Reinvested Dividends	17,516	1,607	1,148	326	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	19,350	2,092	17,647	611	836

Net Investment Income (Loss)	(1,834)	(485)	(16,499)	(285)	(836)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6,088	150,984	4,749	15,890
Realized Gain (Loss) on Investments	30,553	2,032	98,929	204	2,183

Net Realized Capital Gains (Losses) on Investments	30,553	8,120	249,913	4,953	18,073
Net Change in Unrealized Appreciation (Depreciation)	101,550	11,152	(64,196)	5,565	(18,094)

Net Gain (Loss) on Investment	132,103	19,272	185,717	10,518	(21)

Net Increase (Decrease) in Net Assets Resulting from Operations	130,269	18,787	169,218	10,233	(857)

Increase (Decrease) in Net Assets from Contract Transactions	(212,907)	263	(195,887)	(174)	(2,776)

Total Increase (Decrease) in Net Assets	(82,638)	19,050	(26,669)	10,059	(3,633)

Net Assets as of December 31, 2021:	$1,371,043	$151,806	$1,183,926	$46,411	$55,849

See Accompanying Notes. (1) See Footnote 1	14

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA Morgan Stanley Global Allocation Service Class Subaccount	TA Multi-Managed Balanced Service Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA TS&W International Equity Service Class Subaccount
Net Assets as of December 31, 2019:	$-	$-	$1,768,664	$779,763	$104,572

Investment Income:
Reinvested Dividends	318	-	17,322	-	2,549
Investment Expense:
Mortality and Expense Risk and Administrative Charges	390	-	25,070	11,415	1,207

Net Investment Income (Loss)	(72)	-	(7,748)	(11,415)	1,342

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,285	-	75,418	50,531	-
Realized Gain (Loss) on Investments	157	-	(103,924)	31,146	(1,560)

Net Realized Capital Gains (Losses) on Investments	1,442	-	(28,506)	81,677	(1,560)
Net Change in Unrealized Appreciation (Depreciation)	7,106	-	164,581	86,450	3,469

Net Gain (Loss) on Investment	8,548	-	136,075	168,127	1,909

Net Increase (Decrease) in Net Assets Resulting from Operations	8,476	-	128,327	156,712	3,251

Increase (Decrease) in Net Assets from Contract Transactions	29,689	-	(91,002)	(123,676)	(5,310)

Total Increase (Decrease) in Net Assets	38,165	-	37,325	33,036	(2,059)

Net Assets as of December 31, 2020:	$38,165	$-	$1,805,989	$812,799	$102,513

Investment Income:
Reinvested Dividends	191	-	8,411	-	1,796
Investment Expense:
Mortality and Expense Risk and Administrative Charges	626	-	26,946	12,873	1,470

Net Investment Income (Loss)	(435)	-	(18,535)	(12,873)	326

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,172	-	-	81,639	-
Realized Gain (Loss) on Investments	455	-	84,723	41,463	789

Net Realized Capital Gains (Losses) on Investments	3,627	-	84,723	123,102	789
Net Change in Unrealized Appreciation (Depreciation)	(744)	-	358,859	(34,280)	10,716

Net Gain (Loss) on Investment	2,883	-	443,582	88,822	11,505

Net Increase (Decrease) in Net Assets Resulting from Operations	2,448	-	425,047	75,949	11,831

Increase (Decrease) in Net Assets from Contract Transactions	(1,563)	-	(465,044)	(142,853)	(3,875)

Total Increase (Decrease) in Net Assets	885	-	(39,997)	(66,904)	7,956

Net Assets as of December 31, 2021:	$39,050	$-	$1,765,992	$745,895	$110,469

See Accompanying Notes. (1) See Footnote 1	15

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2020 and 2021

	TA WMC US Growth Service Class Subaccount	Wanger International Subaccount	Wanger USA Subaccount

Net Assets as of December 31, 2019:	$2,151,040	$1,399,345	$699,689

Investment Income:
Reinvested Dividends	-	29,008	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	29,294	19,702	10,039

Net Investment Income (Loss)	(29,294)	9,306	(10,039)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	165,203	51,773	76,148
Realized Gain (Loss) on Investments	221,446	(73,883)	(35,837)

Net Realized Capital Gains (Losses) on Investments	386,649	(22,110)	40,311
Net Change in Unrealized Appreciation (Depreciation)	269,681	213,660	129,625

Net Gain (Loss) on Investment	656,330	191,550	169,936

Net Increase (Decrease) in Net Assets Resulting from Operations	627,036	200,856	159,897

Increase (Decrease) in Net Assets from Contract Transactions	(550,214)	(154,842)	(95,744)

Total Increase (Decrease) in Net Assets	76,822	46,014	64,153

Net Assets as of December 31, 2020:	$2,227,862	$1,445,359	$763,842

Investment Income:
Reinvested Dividends	-	8,118	5,794
Investment Expense:
Mortality and Expense Risk and Administrative Charges	30,375	21,571	11,461

Net Investment Income (Loss)	(30,375)	(13,453)	(5,667)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	314,753	22,431	24,573
Realized Gain (Loss) on Investments	247,245	55,787	7,451

Net Realized Capital Gains (Losses) on Investments	561,998	78,218	32,024
Net Change in Unrealized Appreciation (Depreciation)	(155,050)	163,852	29,803

Net Gain (Loss) on Investment	406,948	242,070	61,827

Net Increase (Decrease) in Net Assets Resulting from Operations	376,573	228,617	56,160

Increase (Decrease) in Net Assets from Contract Transactions	(445,823)	(242,302)	(63,426)

Total Increase (Decrease) in Net Assets	(69,250)	(13,685)	(7,266)

Net Assets as of December 31, 2021:	$2,158,612	$1,431,674	$756,576

See Accompanying Notes. (1) See Footnote 1	16

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization

ML of New York Variable Annuity Separate Account A (the Separate Account) is a segregated investment account of Transamerica Financial Life Insurance Company (TFLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TFLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TFLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Merrill Lynch Investor Choice Annuity® NY, Merrill Lynch Retirement Power® NY, Merrill Lynch Retirement Optimizer® NY, and Merrill Lynch Retirement Plus® NY.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Global Thematic Growth Class A Shares	AB Global Thematic Growth Portfolio Class A Shares
AB Growth and Income Class A Shares	AB Growth and Income Portfolio Class A Shares
AB International Value Class A Shares	AB International Value Portfolio Class A shares
AB Large Cap Growth Class A Shares	AB Large Cap Growth Portfolio Class A Shares
AB Small/Mid Cap Value Class A Shares	AB Small/Mid Cap Value Portfolio Class A Shares
American Century Variable Series Funds, Inc.	American Century Variable Series Funds, Inc.
American Century VP Ultra® Class I Shares	American Century VP Ultra® Fund Class I Shares
American Funds Insurance Series ®	American Funds Insurance Series ®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth-Income Class 2 Shares	American Funds - Growth-Income Fund Class 2 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - The Bond Fund of America Class 2 Shares	American Funds - The Bond Fund of America Class 2 Shares
BlackRock Funds, Inc.	BlackRock Funds, Inc.
BlackRock Advantage Large Cap Core V.I. Class I Shares	BlackRock Advantage Large Cap Core V.I. Fund Class I Shares
BlackRock Advantage Large Cap Value V.I. Class I Shares	BlackRock Advantage Large Cap Value V.I. Fund Class I Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage SMID Cap V.I. Fund Class I Shares
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I
BlackRock Capital Appreciation V.I. Class I Shares	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Equity Dividend V.I. Class I Shares	BlackRock Equity Dividend V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I.
BlackRock Government Money Market V.I. Class I Shares	BlackRock Government Money Market V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares
BlackRock International V.I. Class I Shares	BlackRock International V.I. Fund Class I Shares
BlackRock Large Cap Focus Growth V.I. Class I Shares	BlackRock Large Cap Focus Growth V.I. Fund Class I Shares
BlackRock Managed Volatility V.I. Class I Shares	BlackRock Managed Volatility V.I. Fund Class I Shares
BlackRock S&P 500 Index V.I. Class I Shares	BlackRock S&P 500 Index V.I. Fund Class I Shares
BlackRock Total Return V.I. Class I Shares	BlackRock Total Return V.I. Fund Class I
BlackRock U.S. Government Bond V.I. Class I Shares	BlackRock U.S. Government Bond V.I. Fund Class I Shares

17

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Davis Variable Account Fund, Inc.	Davis Variable Account Fund, Inc.
Davis Value	Davis Value Portfolio
Eaton Vance Variable Trust	Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income	Eaton Vance VT Floating-Rate Income Fund
Federated Insurance Series	Federated Insurance Series
Federated Hermes Kaufmann II Primary Shares	Federated Hermes Kaufmann II Fund Primary Shares
Federated Hermes Managed Volatility II Primary Shares	Federated Hermes Managed Volatility II Fund Primary Shares
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2
Franklin Templeton Growth Class 2 Shares	Franklin Templeton Growth Fund Class 2
AIM Variable Insurance Funds- (Invesco Variable Insurance)	AIM Variable Insurance Funds- (Invesco Variable Insurance)
Invesco V.I. American Franchise Series I Shares	Invesco V.I. American Franchise Fund Series I Shares
Invesco V.I. American Value Series I Shares	Invesco V.I. American Value Fund Series I Shares
Invesco V.I. Comstock Series I Shares	Invesco V.I. Comstock Fund Series I Shares
Invesco V.I. Core Equity Series I Shares	Invesco V.I. Core Equity Fund Series I Shares
Invesco V.I. International Growth Series I Shares	Invesco V.I. International Growth Fund Series I Shares
Invesco V.I. Main Street Series II Shares	Invesco V.I. Main Street Fund Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Main Street Mid Cap Fund Series I Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Forty Service Shares	Janus Henderson - Forty Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® Growth Initial Class	MFS® Growth Series Initial Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Administrative Class	PIMCO CommodityRealReturn® Strategy Portfolio Administrative Class
PIMCO Low Duration Administrative Class	PIMCO Low Duration Administrative Portfolio Class
PIMCO Real Return Administrative Class	PIMCO Real Return Administrative Portfolio Class
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
PIMCO Total Return Administrative Class	PIMCO Total Return Administrative Portfolio Class
Pioneer Variable Contracts Trust	Pioneer Variable Contracts Trust
Pioneer High Yield VCT Class II Shares	Pioneer High Yield VCT Portfolio Class II Shares
Pioneer Real Estate Shares VCT Class II Shares	Pioneer Real Estate Shares VCT Portfolio Class II Shares
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA International Focus Initial Class	Transamerica International Focus VP Initial Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class

18

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
Invesco V.I. American Value Series I Shares	April 30, 2021
TA Morgan Stanley Capital Growth Initial Class	November 1, 2019
Federated Hermes Managed Volatility II Primary Shares	August 17, 2018
TA International Focus Initial Class	August 18, 2017
TA JPMorgan Enhanced Index Initial Class	August 18, 2017
TA T. Rowe Price Small Cap Initial Class	August 18, 2017
TA TS&W International Equity Service Class	August 18, 2017
TA Morgan Stanley Global Allocation Service Class	March 27, 2017
TA Janus Balanced Service Class	March 27, 2017
TA Multi-Managed Balanced Service Class	March 27, 2017

The following subaccount name changes were made effective during the fiscal year ended December 31, 2021:

Subaccount	Formerly
American Funds - The Bond Fund of America Class 2 Shares	American Funds - Bond Class 2 Shares
BlackRock Advantage SMID Cap V.I. Class I Shares	BlackRock Advantage U.S. Total Market V.I. Class I Shares
Invesco V.I. Main Street Series II Shares	Invesco Oppenheimer V.I. Main Street Series II Shares
Invesco V.I. Main Street Mid Cap Series I Shares	Invesco V.I. Mid Cap Core Equity Series I Shares
TA International Focus Initial Class	TA International Growth Initial Class

During the current year the following subaccounts were liquidated and subsequently reinvested:

Reinvested Subaccount	Liquidated Subaccount
Invesco V.I. American Value Series I Shares	Invesco V.I. Value Opportunities Series I Shares

19

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2021.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2021.

20

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2021 were as follows:

Subaccount	Purchases	Sales
AB Global Thematic Growth Class A Shares	$450,017	$71,058
AB Growth and Income Class A Shares	17,108	63,426
AB International Value Class A Shares	2,483	2,840
AB Large Cap Growth Class A Shares	707,790	1,286,837
AB Small/Mid Cap Value Class A Shares	7,836	66,863
American Century VP Ultra® Class I Shares	19,342	17,514
American Funds - Asset Allocation Class 2 Shares	31,966	48,497
American Funds - Growth Class 2 Shares	340,935	564,166
American Funds - Growth-Income Class 2 Shares	15,772	49,423
American Funds - International Class 2 Shares	437,165	509,762
American Funds - The Bond Fund of America Class 2 Shares	93,195	73,903
BlackRock Advantage Large Cap Core V.I. Class I Shares	9,240,161	1,831,671
BlackRock Advantage Large Cap Value V.I. Class I Shares	889,232	571,263
BlackRock Advantage SMID Cap V.I. Class I Shares	3,805,827	1,071,233
BlackRock Basic Value V.I. Class I Shares	2,378,271	1,850,772
BlackRock Capital Appreciation V.I. Class I Shares	2,248,628	1,475,008
BlackRock Equity Dividend V.I. Class I Shares	148,636	136,584
BlackRock Global Allocation V.I. Class I Shares	3,782,068	3,001,591
BlackRock Government Money Market V.I. Class I Shares	1,657,967	2,234,182
BlackRock High Yield V.I. Class I Shares	309,241	436,400
BlackRock International V.I. Class I Shares	1,500,887	954,475
BlackRock Large Cap Focus Growth V.I. Class I Shares	1,068,002	670,062
BlackRock Managed Volatility V.I. Class I Shares	8,119	100,719
BlackRock S&P 500 Index V.I. Class I Shares	2,443,183	2,406,857
BlackRock Total Return V.I. Class I Shares	694,982	1,029,432
BlackRock U.S. Government Bond V.I. Class I Shares	674,605	866,230
Davis Value	940,805	684,001
Eaton Vance VT Floating-Rate Income	84,187	25,628
Federated Hermes Kaufmann II Primary Shares	151,669	158,364
Federated Hermes Managed Volatility II Primary Shares	2,813	13,579
Franklin Templeton Foreign Class 2 Shares	3,285	86,079
Franklin Templeton Growth Class 2 Shares	6,488	15,594
Invesco V.I. American Franchise Series I Shares	187,784	180,226
Invesco V.I. American Value Series I Shares	-	-
Invesco V.I. Comstock Series I Shares	204,038	1,311,664
Invesco V.I. Core Equity Series I Shares	139,269	398,252

21

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

3. Investments (continued)

Subaccount	Purchases	Sales
Invesco V.I. International Growth Series I Shares	$77,433	$68,178
Invesco V.I. Main Street Series II Shares	4,335	3,489
Invesco V.I. Main Street Mid Cap Series I Shares	1,330	35,250
Janus Henderson - Enterprise Service Shares	4,243	839
Janus Henderson - Forty Service Shares	29,220	14,155
MFS® Growth Initial Class	1,026,719	790,338
PIMCO CommodityRealReturn® Strategy Administrative Class	28,943	112,507
PIMCO Low Duration Administrative Class	228,961	333,604
PIMCO Real Return Administrative Class	157,676	271,410
PIMCO Total Return Administrative Class	1,322,048	1,558,753
Pioneer High Yield VCT Class II Shares	16,564	9,915
Pioneer Real Estate Shares VCT Class II Shares	-	-
TA Aegon Sustainable Equity Income Service Class	88,640	654,438
TA BlackRock iShares Edge 40 Service Class	-	-
TA International Focus Initial Class	56,916	271,656
TA Janus Balanced Service Class	17,774	11,908
TA Janus Mid-Cap Growth Service Class	180,787	242,189
TA JPMorgan Enhanced Index Initial Class	5,074	783
TA Morgan Stanley Capital Growth Initial Class	16,190	3,912
TA Morgan Stanley Global Allocation Service Class	3,363	2,188
TA Multi-Managed Balanced Service Class	-	-
TA Small/Mid Cap Value Service Class	73,379	556,958
TA T. Rowe Price Small Cap Initial Class	94,522	168,610
TA TS&W International Equity Service Class	2,412	5,962
TA WMC US Growth Service Class	392,178	553,623
Wanger International	87,753	321,078
Wanger USA	60,861	105,382

22

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
AB Global Thematic Growth Class A Shares	-	(971)	(971)	3,120	(6,470)	(3,350)
AB Growth and Income Class A Shares	352	(1,588)	(1,236)	3,182	(4,221)	(1,039)
AB International Value Class A Shares	129	(230)	(101)	450	(918)	(468)
AB Large Cap Growth Class A Shares	1,167	(14,480)	(13,313)	3,241	(12,543)	(9,302)
AB Small/Mid Cap Value Class A Shares	162	(1,773)	(1,611)	1,444	(790)	654
American Century VP Ultra® Class I Shares	10	(246)	(236)	-	(1,138)	(1,138)
American Funds - Asset Allocation Class 2 Shares	96	(1,297)	(1,201)	143	(885)	(742)
American Funds - Growth Class 2 Shares	84	(8,803)	(8,719)	3,437	(5,438)	(2,001)
American Funds - Growth-Income Class 2 Shares	32	(1,037)	(1,005)	4,574	(1,418)	3,156
American Funds - International Class 2 Shares	15,099	(18,298)	(3,199)	10,583	(31,543)	(20,960)
American Funds - The Bond Fund of America Class 2 Shares	4,874	(4,800)	74	4,262	(4,584)	(322)
BlackRock Advantage Large Cap Core V.I. Class I Shares	4,153	(17,663)	(13,510)	2,846	(11,585)	(8,739)
BlackRock Advantage Large Cap Value V.I. Class I Shares	4,510	(14,886)	(10,376)	5,759	(19,968)	(14,209)
BlackRock Advantage SMID Cap V.I. Class I Shares	558	(7,637)	(7,079)	2,103	(9,623)	(7,520)
BlackRock Basic Value V.I. Class I Shares	2,155	(28,628)	(26,473)	14,509	(24,934)	(10,425)
BlackRock Capital Appreciation V.I. Class I Shares	11,446	(32,740)	(21,294)	4,302	(45,071)	(40,769)
BlackRock Equity Dividend V.I. Class I Shares	82	(1,520)	(1,438)	-	(1,984)	(1,984)
BlackRock Global Allocation V.I. Class I Shares	14,141	(49,003)	(34,862)	6,076	(52,901)	(46,825)
BlackRock Government Money Market V.I. Class I Shares	128,015	(164,612)	(36,597)	233,920	(95,792)	138,128
BlackRock High Yield V.I. Class I Shares	3,623	(10,714)	(7,091)	6,573	(16,331)	(9,758)
BlackRock International V.I. Class I Shares	9,009	(29,881)	(20,872)	8,097	(30,513)	(22,416)
BlackRock Large Cap Focus Growth V.I. Class I Shares	3,638	(12,775)	(9,137)	1,471	(14,070)	(12,599)
BlackRock Managed Volatility V.I. Class I Shares	-	(3,142)	(3,142)	1,872	(3,965)	(2,093)
BlackRock S&P 500 Index V.I. Class I Shares	7,290	(35,113)	(27,823)	15,413	(23,511)	(8,098)
BlackRock Total Return V.I. Class I Shares	27,786	(44,362)	(16,576)	35,571	(77,867)	(42,296)
BlackRock U.S. Government Bond V.I. Class I Shares	30,518	(38,174)	(7,656)	14,167	(32,373)	(18,206)
Davis Value	5,233	(19,902)	(14,669)	8,981	(25,934)	(16,953)

23

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
Eaton Vance VT Floating-Rate Income	4,423	(1,069)	3,354	5,485	(1,887)	3,598
Federated Hermes Kaufmann II Primary Shares	769	(2,695)	(1,926)	743	(4,894)	(4,151)
Federated Hermes Managed Volatility II Primary Shares	-	(922)	(922)	481	(2,248)	(1,767)
Franklin Templeton Foreign Class 2 Shares	-	(4,843)	(4,843)	-	(310)	(310)
Franklin Templeton Growth Class 2 Shares	274	(777)	(503)	217	(149)	68
Invesco V.I. American Franchise Series I Shares	-	(4,406)	(4,406)	-	(2,792)	(2,792)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	4,428	(42,241)	(37,813)	18,733	(29,232)	(10,499)
Invesco V.I. Core Equity Series I Shares	1,620	(12,618)	(10,998)	494	(7,416)	(6,922)
Invesco V.I. International Growth Series I Shares	1,487	(3,175)	(1,688)	3,842	(7,396)	(3,554)
Invesco V.I. Main Street Series II Shares	41	(79)	(38)	64	(9)	55
Invesco V.I. Main Street Mid Cap Series I Shares	26	(1,133)	(1,107)	856	(710)	146
Janus Henderson - Enterprise Service Shares	-	(2)	(2)	-	(3)	(3)
Janus Henderson - Forty Service Shares	-	(211)	(211)	102	(525)	(423)
MFS® Growth Initial Class	1,964	(14,353)	(12,389)	14,919	(34,481)	(19,562)
PIMCO CommodityRealReturn® Strategy Administrative Class	2,083	(14,883)	(12,800)	8,764	(7,394)	1,370
PIMCO Low Duration Administrative Class	18,137	(25,412)	(7,275)	34,614	(40,334)	(5,720)
PIMCO Real Return Administrative Class	5,907	(16,118)	(10,211)	14,256	(26,254)	(11,998)
PIMCO Total Return Administrative Class	36,707	(72,788)	(36,081)	60,052	(99,709)	(39,657)
Pioneer High Yield VCT Class II Shares	427	(388)	39	770	(658)	112
Pioneer Real Estate Shares VCT Class II Shares	-	-	-	285	(464)	(179)
TA Aegon Sustainable Equity Income Service Class	2,916	(41,543)	(38,627)	43,780	(27,082)	16,698
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	2,933	(18,418)	(15,485)	1,298	(23,136)	(21,838)
TA Janus Balanced Service Class	664	(619)	45	238	(790)	(552)
TA Janus Mid-Cap Growth Service Class	1,075	(8,412)	(7,337)	5,399	(11,656)	(6,257)
TA JPMorgan Enhanced Index Initial Class	-	(10)	(10)	-	(16)	(16)

24

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
		and Transferred	Net Increase		and Transferred	Net Increase
Subaccount	Units Purchased	to/from	(Decrease)	Units Purchased	to/from	(Decrease)
TA Morgan Stanley Capital Growth Initial Class	12	(126)	(114)	-	(651)	(651)
TA Morgan Stanley Global Allocation Service Class	-	(112)	(112)	2,973	(95)	2,878
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	2,356	(19,493)	(17,137)	18,278	(18,370)	(92)
TA T. Rowe Price Small Cap Initial Class	758	(8,970)	(8,212)	7,929	(16,346)	(8,417)
TA TS&W International Equity Service Class	52	(379)	(327)	738	(1,378)	(640)
TA WMC US Growth Service Class	2,279	(14,600)	(12,321)	959	(21,290)	(20,331)
Wanger International	3,068	(15,225)	(12,157)	11,842	(19,016)	(7,174)
Wanger USA	684	(2,087)	(1,403)	1,680	(3,873)	(2,193)

25

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
AB Global Thematic Growth Class A Shares	$-	$(19,211)	$(19,211)	$39,254	$(86,665)	$(47,411)
AB Growth and Income Class A Shares	11,469	(52,600)	(41,131)	72,693	(102,790)	(30,097)
AB International Value Class A Shares	1,005	(1,834)	(829)	3,221	(4,043)	(822)
AB Large Cap Growth Class A Shares	90,155	(1,165,066)	(1,074,911)	105,094	(621,405)	(516,311)
AB Small/Mid Cap Value Class A Shares	5,915	(63,239)	(57,324)	29,921	(19,579)	10,342
American Century VP Ultra® Class I Shares	468	(13,614)	(13,146)	-	(52,502)	(52,502)
American Funds - Asset Allocation Class 2 Shares	2,625	(37,868)	(35,243)	3,643	(21,766)	(18,123)
American Funds - Growth Class 2 Shares	4,670	(521,362)	(516,692)	125,457	(221,351)	(95,894)
American Funds - Growth-Income Class 2 Shares	1,005	(38,168)	(37,163)	132,420	(41,352)	91,068
American Funds - International Class 2 Shares	376,489	(469,435)	(92,946)	182,862	(708,852)	(525,990)
American Funds - The Bond Fund of America Class 2 Shares	67,653	(66,878)	775	58,246	(61,517)	(3,271)
BlackRock Advantage Large Cap Core V.I. Class I Shares	413,814	(1,583,661)	(1,169,847)	206,797	(834,980)	(628,183)
BlackRock Advantage Large Cap Value V.I. Class I Shares	164,517	(517,101)	(352,584)	150,503	(563,048)	(412,545)
BlackRock Advantage SMID Cap V.I. Class I Shares	63,470	(901,140)	(837,670)	196,143	(921,491)	(725,348)
BlackRock Basic Value V.I. Class I Shares	79,104	(1,645,342)	(1,566,238)	326,049	(1,023,555)	(697,506)
BlackRock Capital Appreciation V.I. Class I Shares	473,268	(1,350,451)	(877,183)	144,514	(1,447,756)	(1,303,242)
BlackRock Equity Dividend V.I. Class I Shares	6,660	(122,672)	(116,012)	-	(121,227)	(121,227)
BlackRock Global Allocation V.I. Class I Shares	756,725	(2,718,096)	(1,961,371)	289,561	(2,303,689)	(2,014,128)
BlackRock Government Money Market V.I. Class I Shares	1,662,894	(2,149,328)	(486,434)	3,082,990	(1,241,105)	1,841,885
BlackRock High Yield V.I. Class I Shares	91,496	(374,365)	(282,869)	195,185	(583,511)	(388,326)
BlackRock International V.I. Class I Shares	265,552	(877,376)	(611,824)	148,542	(637,819)	(489,277)
BlackRock Large Cap Focus Growth V.I. Class I Shares	168,229	(590,759)	(422,530)	56,050	(531,252)	(475,202)
BlackRock Managed Volatility V.I. Class I Shares	-	(84,474)	(84,474)	50,124	(105,277)	(55,153)
BlackRock S&P 500 Index V.I. Class I Shares	470,966	(2,096,438)	(1,625,472)	537,780	(1,053,627)	(515,847)
BlackRock Total Return V.I. Class I Shares	535,436	(922,561)	(387,125)	578,349	(1,487,668)	(909,319)
BlackRock U.S. Government Bond V.I. Class I Shares	639,218	(824,036)	(184,818)	234,783	(619,693)	(384,910)
Davis Value	157,465	(616,876)	(459,411)	172,624	(571,561)	(398,937)

26

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
Eaton Vance VT Floating-Rate Income	$63,790	$(15,682)	$48,108	$76,510	$(25,763)	$50,747
Federated Hermes Kaufmann II Primary Shares	38,172	(135,429)	(97,257)	32,123	(198,822)	(166,699)
Federated Hermes Managed Volatility II Primary Shares	5	(11,347)	(11,342)	4,853	(22,883)	(18,030)
Franklin Templeton Foreign Class 2 Shares	-	(83,350)	(83,350)	-	(4,312)	(4,312)
Franklin Templeton Growth Class 2 Shares	4,970	(13,635)	(8,665)	3,169	(2,291)	878
Invesco V.I. American Franchise Series I Shares	-	(158,241)	(158,241)	-	(67,806)	(67,806)
Invesco V.I. American Value Series I Shares	-	-	-	-	-	-
Invesco V.I. Comstock Series I Shares	130,901	(1,251,484)	(1,120,583)	343,595	(647,766)	(304,171)
Invesco V.I. Core Equity Series I Shares	43,912	(354,925)	(311,013)	9,173	(152,706)	(143,533)
Invesco V.I. International Growth Series I Shares	27,851	(58,470)	(30,619)	63,858	(133,733)	(69,875)
Invesco V.I. Main Street Series II Shares	1,259	(2,741)	(1,482)	1,629	(241)	1,388
Invesco V.I. Main Street Mid Cap Series I Shares	742	(32,889)	(32,147)	13,659	(15,242)	(1,583)
Janus Henderson - Enterprise Service Shares	-	(127)	(127)	-	(104)	(104)
Janus Henderson - Forty Service Shares	-	(10,776)	(10,776)	4,200	(19,803)	(15,603)
MFS® Growth Initial Class	80,070	(695,025)	(614,955)	647,882	(1,529,769)	(881,887)
PIMCO CommodityRealReturn® Strategy Administrative Class	15,385	(107,678)	(92,293)	41,557	(40,329)	1,228
PIMCO Low Duration Administrative Class	220,409	(308,061)	(87,652)	425,549	(487,963)	(62,414)
PIMCO Real Return Administrative Class	91,581	(252,275)	(160,694)	217,396	(383,244)	(165,848)
PIMCO Total Return Administrative Class	696,613	(1,413,220)	(716,607)	1,147,618	(1,876,320)	(728,702)
Pioneer High Yield VCT Class II Shares	8,291	(7,664)	627	13,283	(11,746)	1,537
Pioneer Real Estate Shares VCT Class II Shares	-	-	-	5,073	(8,126)	(3,053)
TA Aegon Sustainable Equity Income Service Class	43,129	(617,692)	(574,563)	478,135	(330,252)	147,883
TA BlackRock iShares Edge 40 Service Class	-	-	-	-	-	-
TA International Focus Initial Class	39,719	(252,626)	(212,907)	14,541	(237,821)	(223,280)
TA Janus Balanced Service Class	10,107	(9,844)	263	3,211	(10,183)	(6,972)
TA Janus Mid-Cap Growth Service Class	28,920	(224,807)	(195,887)	86,555	(246,158)	(159,603)
TA JPMorgan Enhanced Index Initial Class	-	(174)	(174)	-	(219)	(219)

27

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2021			Year Ended December 31, 2020
		Units Redeemed			Units Redeemed
	Units Purchased in	and Transferred	Dollar Net Increase	Units Purchased in	and Transferred	Dollar Net Increase
Subaccount	Dollars	to/from in Dollars	(Decrease)	Dollars	to/from in Dollars	(Decrease)
TA Morgan Stanley Capital Growth Initial Class	$313	$(3,089)	$(2,776)	$-	$(9,711)	$(9,711)
TA Morgan Stanley Global Allocation Service Class	-	(1,563)	(1,563)	30,806	(1,117)	29,689
TA Multi-Managed Balanced Service Class	-	-	-	-	-	-
TA Small/Mid Cap Value Service Class	65,582	(530,626)	(465,044)	293,364	(384,366)	(91,002)
TA T. Rowe Price Small Cap Initial Class	12,940	(155,793)	(142,853)	90,681	(214,357)	(123,676)
TA TS&W International Equity Service Class	622	(4,497)	(3,875)	7,324	(12,634)	(5,310)
TA WMC US Growth Service Class	78,332	(524,155)	(445,823)	26,680	(576,894)	(550,214)
Wanger International	57,568	(299,870)	(242,302)	136,211	(291,053)	(154,842)
Wanger USA	30,813	(94,239)	(63,426)	42,542	(138,286)	(95,744)

28

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Global Thematic Growth Class A Shares
12/31/2021	185,447	$22.61	to	$22.61	$4,192,808	-%	1.35%	to	1.35%	21.22%	to	21.22%
12/31/2020	186,418	18.65	to	18.65	3,476,890	0.65	1.35	to	1.35	37.54	to	37.54
12/31/2019	189,768	13.56	to	13.56	2,573,304	0.43	1.35	to	1.35	28.41	to	28.41
12/31/2018	190,234	10.56	to	10.56	2,008,832	-	1.35	to	1.35	(11.01)	to	(11.01)
12/31/2017	186,963	11.87	to	11.87	2,218,615	0.48	1.35	to	1.35	34.84	to	34.84

AB Growth and Income Class A Shares
12/31/2021	20,038	36.29	to	35.81	719,235	0.82	1.25	to	1.65	26.57	to	26.06
12/31/2020	21,274	28.67	to	28.41	605,278	1.63	1.25	to	1.65	1.44	to	1.04
12/31/2019	22,313	28.26	to	28.12	627,857	1.23	1.25	to	1.65	22.01	to	21.96
12/31/2018	29,136	23.12	to	23.06	672,067	0.99	1.55	to	1.59	(7.07)	to	(7.11)
12/31/2017	29,697	24.88	to	24.83	737,385	1.43	1.55	to	1.59	17.10	to	17.06

AB International Value Class A Shares
12/31/2021	9,255	8.15	to	7.68	73,863	2.04	1.25	to	1.65	9.70	to	9.27
12/31/2020	9,356	7.43	to	7.03	68,174	1.95	1.25	to	1.65	1.19	to	0.79
12/31/2019	9,824	7.34	to	6.98	70,697	0.97	1.25	to	1.65	15.68	to	15.22
12/31/2018	9,835	6.35	to	6.05	61,271	1.53	1.25	to	1.65	(23.75)	to	(24.06)
12/31/2017	9,675	8.32	to	7.97	79,142	2.22	1.25	to	1.65	23.87	to	23.37

AB Large Cap Growth Class A Shares
12/31/2021	112,428	92.31	to	32.68	9,694,972	-	1.35	to	1.59	27.24	to	26.94
12/31/2020	125,741	72.55	to	25.75	8,569,893	-	1.35	to	1.59	33.67	to	33.35
12/31/2019	135,043	54.27	to	19.31	6,886,075	-	1.35	to	1.59	32.89	to	32.57
12/31/2018	152,834	40.84	to	14.56	5,661,557	-	1.35	to	1.59	1.20	to	0.95
12/31/2017	183,772	40.36	to	14.43	6,798,203	-	1.35	to	1.59	30.22	to	29.91

AB Small/Mid Cap Value Class A Shares
12/31/2021	6,332	41.13	to	38.39	253,122	0.77	1.25	to	1.65	34.26	to	33.72
12/31/2020	7,943	30.64	to	28.71	236,178	1.11	1.25	to	1.65	2.09	to	1.68
12/31/2019	7,289	30.01	to	28.24	212,803	0.68	1.25	to	1.65	18.60	to	18.13
12/31/2018	10,697	25.30	to	23.90	265,848	0.47	1.25	to	1.65	(16.09)	to	(16.43)
12/31/2017	9,665	30.15	to	28.60	288,226	0.46	1.25	to	1.65	11.75	to	11.30

American Century VP Ultra® Class I Shares
12/31/2021	5,187	61.81	to	57.70	305,957	-	1.25	to	1.65	21.63	to	21.15
12/31/2020	5,423	50.82	to	47.63	263,283	-	1.25	to	1.65	47.99	to	47.40
12/31/2019	6,561	34.34	to	32.31	215,451	-	1.25	to	1.65	32.91	to	32.38
12/31/2018	12,095	25.84	to	24.41	296,165	0.27	1.25	to	1.65	(0.50)	to	(0.90)
12/31/2017	11,668	25.97	to	24.63	287,522	0.39	1.25	to	1.65	30.59	to	30.07

American Funds - Asset Allocation Class 2 Shares
12/31/2021	20,371	32.11	to	29.97	614,580	1.51	1.40	to	1.80	13.50	to	13.05
12/31/2020	21,572	28.29	to	26.51	575,562	1.68	1.40	to	1.80	10.89	to	10.45
12/31/2019	22,314	25.51	to	24.00	539,029	1.93	1.40	to	1.80	19.55	to	19.07
12/31/2018	23,214	21.34	to	20.16	470,778	1.62	1.40	to	1.80	(5.94)	to	(6.32)
12/31/2017	25,480	22.69	to	21.52	552,187	1.39	1.40	to	1.80	14.62	to	14.16

American Funds - Growth Class 2 Shares
12/31/2021	41,439	67.08	to	62.62	2,679,210	0.21	1.40	to	1.80	20.29	to	19.81
12/31/2020	50,158	55.76	to	52.26	2,700,936	0.32	1.40	to	1.80	49.97	to	49.37
12/31/2019	52,159	37.18	to	34.99	1,875,694	0.75	1.40	to	1.80	28.96	to	28.44
12/31/2018	57,040	28.83	to	27.24	1,598,327	0.43	1.40	to	1.80	(1.64)	to	(2.04)
12/31/2017	60,079	29.32	to	27.81	1,716,187	0.50	1.40	to	1.80	26.51	to	26.01

29

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - Growth-Income Class 2 Shares
12/31/2021	19,030	$40.74	to	$38.02	$750,616	1.11%	1.40%	to	1.80%	22.37%	to	21.88%
12/31/2020	20,035	33.29	to	31.20	647,213	1.38	1.40	to	1.80	11.97	to	11.52
12/31/2019	16,879	29.73	to	27.98	489,006	1.47	1.40	to	1.80	24.38	to	23.89
12/31/2018	23,599	23.90	to	22.58	553,971	1.00	1.40	to	1.80	(3.16)	to	(3.55)
12/31/2017	57,493	24.68	to	23.41	1,370,010	1.40	1.40	to	1.80	20.69	to	20.21

American Funds - International Class 2 Shares
12/31/2021	106,549	25.64	to	23.93	2,630,840	2.38	1.40	to	1.80	(2.87)	to	(3.25)
12/31/2020	109,748	26.40	to	24.74	2,792,103	0.66	1.40	to	1.80	12.39	to	11.94
12/31/2019	130,708	23.49	to	22.10	2,964,727	1.44	1.40	to	1.80	21.17	to	20.69
12/31/2018	145,854	19.38	to	18.31	2,739,177	1.69	1.40	to	1.80	(14.35)	to	(14.69)
12/31/2017	151,657	22.63	to	21.46	3,332,634	1.17	1.40	to	1.80	30.31	to	29.80

American Funds - The Bond Fund of America Class 2 Shares
12/31/2021	32,191	14.32	to	13.37	443,820	1.35	1.40	to	1.80	(1.69)	to	(2.09)
12/31/2020	32,117	14.57	to	13.65	451,448	2.11	1.40	to	1.80	8.21	to	7.78
12/31/2019	32,439	13.46	to	12.67	422,448	2.51	1.40	to	1.80	7.84	to	7.41
12/31/2018	33,823	12.48	to	11.79	409,327	2.46	1.40	to	1.80	(2.10)	to	(2.49)
12/31/2017	36,411	12.75	to	12.09	451,166	1.94	1.40	to	1.80	2.23	to	1.82

BlackRock Advantage Large Cap Core V.I. Class I Shares
12/31/2021	190,959	46.40	to	43.32	19,662,062	1.48	1.25	to	1.65	26.85	to	26.34
12/31/2020	204,469	36.58	to	34.29	16,545,019	1.17	1.25	to	1.65	18.31	to	17.84
12/31/2019	213,208	30.92	to	29.10	14,597,207	1.40	1.25	to	1.65	27.32	to	26.82
12/31/2018	232,897	24.29	to	22.94	12,610,516	1.43	1.25	to	1.65	(6.41)	to	(6.78)
12/31/2017	266,600	25.95	to	24.61	15,245,787	1.25	1.25	to	1.65	20.82	to	20.33

BlackRock Advantage Large Cap Value V.I. Class I Shares
12/31/2021	112,341	33.63	to	31.39	4,318,662	1.61	1.25	to	1.65	24.95	to	24.45
12/31/2020	122,717	26.91	to	25.22	3,777,399	1.68	1.25	to	1.65	2.37	to	1.96
12/31/2019	136,926	26.29	to	24.74	4,131,474	2.06	1.25	to	1.65	23.34	to	22.85
12/31/2018	145,264	21.31	to	20.14	3,559,792	1.82	1.25	to	1.65	(9.35)	to	(9.72)
12/31/2017	177,319	23.51	to	22.30	4,812,133	1.58	1.25	to	1.65	15.77	to	15.31

BlackRock Advantage SMID Cap V.I. Class I Shares
12/31/2021	109,023	39.37	to	36.74	12,790,625	0.86	1.25	to	1.65	12.23	to	11.78
12/31/2020	116,102	35.08	to	32.87	12,193,424	1.17	1.25	to	1.65	18.47	to	18.00
12/31/2019	123,622	29.61	to	27.86	10,998,485	1.72	1.25	to	1.65	27.38	to	26.87
12/31/2018	133,056	23.24	to	21.96	9,334,199	1.25	1.25	to	1.65	(7.56)	to	(7.93)
12/31/2017	152,973	25.15	to	23.85	11,635,806	0.92	1.25	to	1.65	12.64	to	12.19

BlackRock Basic Value V.I. Class I Shares
12/31/2021	209,247	30.65	to	28.61	14,892,776	1.24	1.25	to	1.65	20.16	to	19.68
12/31/2020	235,720	25.51	to	23.91	13,792,741	2.41	1.25	to	1.65	2.14	to	1.74
12/31/2019	246,145	24.97	to	23.50	14,252,655	2.38	1.25	to	1.65	22.37	to	21.88
12/31/2018	286,801	20.41	to	19.28	13,158,488	1.75	1.25	to	1.65	(9.00)	to	(9.36)
12/31/2017	328,084	22.43	to	21.27	16,706,996	1.52	1.25	to	1.65	6.90	to	6.47

BlackRock Capital Appreciation V.I. Class I Shares
12/31/2021	209,412	58.24	to	54.37	9,489,491	-	1.25	to	1.65	19.65	to	19.17
12/31/2020	230,706	48.68	to	45.62	8,763,064	-	1.25	to	1.65	40.15	to	39.59
12/31/2019	271,475	34.73	to	32.68	7,383,387	-	1.25	to	1.65	30.35	to	29.83
12/31/2018	309,347	26.65	to	25.17	6,421,175	-	1.25	to	1.65	1.11	to	0.71
12/31/2017	375,680	26.35	to	25.00	7,726,020	-	1.25	to	1.65	31.58	to	31.05

BlackRock Equity Dividend V.I. Class I Shares
12/31/2021	12,574	82.95	to	82.95	1,043,043	1.53	1.35	to	1.35	18.93	to	18.93
12/31/2020	14,012	69.75	to	69.75	977,292	2.22	1.35	to	1.35	2.52	to	2.52
12/31/2019	15,996	68.03	to	68.03	1,088,300	2.07	1.35	to	1.35	26.00	to	26.00
12/31/2018	16,786	54.00	to	54.00	906,359	1.91	1.35	to	1.35	(8.42)	to	(8.42)
12/31/2017	19,365	58.96	to	58.96	1,141,748	1.73	1.35	to	1.35	15.18	to	15.18

30

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

BlackRock Global Allocation V.I. Class I Shares
12/31/2021	382,676	$29.60	to	$27.63	$20,433,926	0.90%	1.25%	to	1.65%	5.35%	to	4.93%
12/31/2020	417,538	28.10	to	26.34	21,312,942	1.28	1.25	to	1.65	19.51	to	19.03
12/31/2019	464,363	23.51	to	22.13	19,937,093	1.24	1.25	to	1.65	16.52	to	16.06
12/31/2018	521,545	20.18	to	19.06	19,226,944	0.91	1.25	to	1.65	(8.49)	to	(8.86)
12/31/2017	628,275	22.05	to	20.92	25,049,622	1.28	1.25	to	1.65	12.45	to	12.00

BlackRock Government Money Market V.I. Class I Shares
12/31/2021	492,902	9.80	to	9.15	6,273,958	-	1.25	to	1.65	(1.24)	to	(1.63)
12/31/2020	529,499	9.92	to	9.30	6,850,179	0.30	1.25	to	1.65	(0.91)	to	(1.30)
12/31/2019	391,371	10.02	to	9.42	5,071,924	1.96	1.25	to	1.65	0.71	to	0.30
12/31/2018	443,140	9.95	to	9.40	5,702,095	1.62	1.25	to	1.65	0.34	to	(0.07)
12/31/2017	396,387	9.91	to	9.40	4,950,081	0.65	1.25	to	1.65	(0.60)	to	(1.00)

BlackRock High Yield V.I. Class I Shares
12/31/2021	118,903	24.43	to	22.81	4,527,498	4.52	1.25	to	1.65	4.02	to	3.60
12/31/2020	125,994	23.49	to	22.01	4,638,566	5.31	1.25	to	1.65	5.96	to	5.54
12/31/2019	135,752	22.17	to	20.86	4,778,294	5.40	1.25	to	1.65	13.86	to	13.40
12/31/2018	145,479	19.47	to	18.39	4,549,403	5.48	1.25	to	1.65	(3.87)	to	(4.26)
12/31/2017	168,412	20.25	to	19.21	5,600,192	5.17	1.25	to	1.65	5.99	to	5.57

BlackRock International V.I. Class I Shares
12/31/2021	181,167	23.63	to	22.06	5,152,175	0.64	1.25	to	1.65	7.33	to	6.90
12/31/2020	202,039	22.02	to	20.64	5,369,864	0.51	1.25	to	1.65	19.82	to	19.34
12/31/2019	224,455	18.38	to	17.29	4,988,517	1.19	1.25	to	1.65	30.48	to	29.96
12/31/2018	244,924	14.08	to	13.31	4,172,004	2.62	1.25	to	1.65	(22.80)	to	(23.11)
12/31/2017	280,792	18.24	to	17.31	6,226,156	-	1.25	to	1.65	29.48	to	28.97

BlackRock Large Cap Focus Growth V.I. Class I Shares
12/31/2021	122,627	60.85	to	56.80	6,237,977	-	1.25	to	1.65	16.62	to	16.16
12/31/2020	131,764	52.18	to	48.90	5,751,294	-	1.25	to	1.65	41.96	to	41.39
12/31/2019	144,363	36.76	to	34.59	4,441,398	-	1.25	to	1.65	31.05	to	30.53
12/31/2018	153,160	28.05	to	26.50	3,588,127	-	1.25	to	1.65	1.73	to	1.32
12/31/2017	194,474	27.57	to	26.15	4,487,927	0.04	1.25	to	1.65	27.95	to	27.44

BlackRock Managed Volatility V.I. Class I Shares
12/31/2021	43,430	26.87	to	26.87	1,167,151	0.68	1.35	to	1.35	(0.67)	to	(0.67)
12/31/2020	46,572	27.06	to	27.06	1,259,996	3.84	1.35	to	1.35	2.18	to	2.18
12/31/2019	48,665	26.48	to	26.48	1,288,498	3.37	1.35	to	1.35	0.66	to	0.66
12/31/2018	51,353	26.30	to	26.30	1,350,704	1.69	1.35	to	1.35	(0.34)	to	(0.34)
12/31/2017	62,642	26.39	to	26.39	1,653,283	0.34	1.35	to	1.35	3.58	to	3.58

BlackRock S&P 500 Index V.I. Class I Shares
12/31/2021	401,912	46.61	to	43.51	25,037,938	1.31	1.25	to	1.65	26.94	to	26.43
12/31/2020	429,735	36.72	to	34.41	21,213,967	1.83	1.25	to	1.65	16.77	to	16.31
12/31/2019	437,833	31.45	to	29.59	18,569,614	2.17	1.25	to	1.65	29.71	to	29.19
12/31/2018	469,584	24.24	to	22.90	15,417,423	1.06	1.25	to	1.65	(5.80)	to	(6.18)
12/31/2017	455,697	25.74	to	24.41	15,897,865	1.68	1.25	to	1.65	20.00	to	19.52

BlackRock Total Return V.I. Class I Shares
12/31/2021	338,021	15.46	to	14.43	7,588,945	1.68	1.25	to	1.65	(2.66)	to	(3.05)
12/31/2020	354,597	15.88	to	14.88	8,201,459	2.19	1.25	to	1.65	7.54	to	7.11
12/31/2019	396,893	14.77	to	13.90	8,546,867	2.94	1.25	to	1.65	8.13	to	7.70
12/31/2018	424,480	13.66	to	12.90	8,568,845	2.78	1.25	to	1.65	(1.70)	to	(2.10)
12/31/2017	493,812	13.89	to	13.18	10,127,922	2.52	1.25	to	1.65	2.31	to	1.90

BlackRock U.S. Government Bond V.I. Class I Shares
12/31/2021	147,803	13.47	to	12.57	2,890,734	1.12	1.25	to	1.65	(2.82)	to	(3.21)
12/31/2020	155,459	13.86	to	12.99	3,169,220	1.82	1.25	to	1.65	5.14	to	4.72
12/31/2019	173,665	13.18	to	12.40	3,386,571	2.33	1.25	to	1.65	5.04	to	4.62
12/31/2018	192,985	12.55	to	11.85	3,607,348	2.17	1.25	to	1.65	(0.96)	to	(1.35)
12/31/2017	233,673	12.67	to	12.02	4,367,380	2.09	1.25	to	1.65	0.25	to	(0.15)

31

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Davis Value
12/31/2021	147,447	$32.43	to	$30.27	$ 4,617,478	0.58%	1.25%	to	1.65%	16.39%	to	15.92%
12/31/2020	162,116	27.87	to	26.11	4,374,129	0.71	1.25	to	1.65	10.33	to	9.89
12/31/2019	179,069	25.26	to	23.76	4,387,837	1.57	1.25	to	1.65	29.54	to	29.02
12/31/2018	205,383	19.50	to	18.42	3,882,615	0.82	1.25	to	1.65	(14.68)	to	(15.03)
12/31/2017	225,444	22.85	to	21.67	5,005,212	0.76	1.25	to	1.65	21.11	to	20.63

Eaton Vance VT Floating - Rate Income
12/31/2021	51,667	15.34	to	14.32	750,325	2.90	1.15	to	1.55	2.44	to	2.03
12/31/2020	48,313	14.97	to	14.03	687,256	3.29	1.15	to	1.55	0.83	to	0.43
12/31/2019	44,715	14.85	to	13.97	632,989	4.30	1.15	to	1.55	5.86	to	5.43
12/31/2018	42,805	14.03	to	13.25	574,437	3.77	1.15	to	1.55	(1.22)	to	(1.62)
12/31/2017	40,588	14.20	to	13.47	552,609	3.27	1.15	to	1.55	2.25	to	1.84

Federated Hermes Kaufmann II Primary Shares
12/31/2021	33,142	51.57	to	48.14	1,639,600	-	1.25	to	1.65	1.24	to	0.83
12/31/2020	35,068	50.94	to	47.74	1,715,858	-	1.25	to	1.65	27.19	to	26.69
12/31/2019	39,219	40.05	to	37.68	1,510,321	-	1.25	to	1.65	32.16	to	31.63
12/31/2018	44,045	30.30	to	28.63	1,284,955	-	1.25	to	1.65	2.55	to	2.13
12/31/2017	59,148	29.55	to	28.03	1,680,042	-	1.25	to	1.65	26.74	to	26.24

Federated Hermes Managed Volatility II Primary Shares
12/31/2021	12,678	12.73	to	12.56	160,426	1.78	1.25	to	1.65	17.04	to	16.57
12/31/2020	13,600	10.87	to	10.77	147,287	2.60	1.25	to	1.65	(0.32)	to	(0.72)
12/31/2019	15,367	10.91	to	10.85	167,250	1.56	1.25	to	1.65	18.73	to	18.26
12/31/2018(1)	7,866	9.19	to	9.17	72,237	-	1.25	to	1.65	-	to	-

Franklin Templeton Foreign Class 2 Shares
12/31/2021	10,443	16.87	to	15.74	170,343	1.62	1.15	to	1.55	2.97	to	2.56
12/31/2020	15,286	16.38	to	15.35	242,557	3.38	1.15	to	1.55	(2.29)	to	(2.68)
12/31/2019	15,596	16.76	to	15.77	253,802	1.72	1.15	to	1.55	11.24	to	10.80
12/31/2018	16,230	15.07	to	14.24	238,029	2.67	1.15	to	1.55	(16.41)	to	(16.75)
12/31/2017	16,464	18.03	to	17.10	289,471	2.64	1.15	to	1.55	15.36	to	14.90

Franklin Templeton Growth Class 2 Shares
12/31/2021	7,180	19.03	to	17.77	130,722	1.10	1.15	to	1.55	3.67	to	3.26
12/31/2020	7,683	18.36	to	17.21	135,083	2.99	1.15	to	1.55	4.59	to	4.17
12/31/2019	7,615	17.55	to	16.52	128,375	2.78	1.15	to	1.55	13.84	to	13.38
12/31/2018	7,472	15.42	to	14.57	111,008	2.04	1.15	to	1.55	(15.83)	to	(16.17)
12/31/2017	6,390	18.32	to	17.38	112,928	1.50	1.15	to	1.55	17.15	to	16.68

Invesco V.I. American Franchise Series I Shares
12/31/2021	43,906	37.34	to	21.45	1,621,286	-	1.35	to	1.59	10.43	to	10.16
12/31/2020	48,312	33.81	to	19.47	1,617,246	0.07	1.35	to	1.59	40.45	to	40.11
12/31/2019	51,104	24.07	to	13.90	1,218,318	-	1.35	to	1.59	34.92	to	34.60
12/31/2018	56,051	17.84	to	10.32	976,589	-	1.35	to	1.59	(4.92)	to	(5.15)
12/31/2017	69,892	18.77	to	10.89	1,286,819	0.08	1.35	to	1.59	25.64	to	25.34

Invesco V.I. American Value Series I Shares
12/31/2021(1)	-	10.51	to	10.48	-	-	1.25	to	1.65	-	to	-

Invesco V.I. Comstock Series I Shares
12/31/2021	127,445	33.17	to	30.96	4,209,470	1.72	1.25	to	1.65	31.70	to	31.18
12/31/2020	165,258	25.18	to	23.60	4,138,477	2.49	1.25	to	1.65	(2.08)	to	(2.48)
12/31/2019	175,757	25.72	to	24.20	4,509,803	1.96	1.25	to	1.65	23.74	to	23.25
12/31/2018	193,549	20.78	to	19.63	4,016,445	1.65	1.25	to	1.65	(13.26)	to	(13.61)
12/31/2017	226,094	23.96	to	22.73	5,428,390	2.18	1.25	to	1.65	16.39	to	15.93

32

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. Core Equity Series I Shares
12/31/2021	110,536	$30.57	to	$29.44	$3,377,360	0.67%	1.35%	to	1.59%	26.03%	to	25.73%
12/31/2020	121,534	24.26	to	23.41	2,946,714	1.35	1.35	to	1.59	12.32	to	12.05
12/31/2019	128,456	21.60	to	20.89	2,772,978	0.95	1.35	to	1.59	27.24	to	26.93
12/31/2018	136,410	16.98	to	16.46	2,314,475	0.87	1.35	to	1.59	(10.62)	to	(10.83)
12/31/2017	157,432	18.99	to	18.46	2,988,749	1.00	1.35	to	1.59	11.66	to	11.39

Invesco V.I. International Growth Series I Shares
12/31/2021	30,909	32.36	to	17.97	599,264	1.28	1.55	to	1.59	4.26	to	4.22
12/31/2020	32,597	31.04	to	17.24	603,367	2.35	1.55	to	1.59	12.24	to	12.20
12/31/2019	36,151	27.65	to	15.37	607,641	1.54	1.55	to	1.59	26.60	to	26.54
12/31/2018	43,284	21.84	to	12.15	569,034	2.03	1.55	to	1.59	(16.29)	to	(16.33)
12/31/2017	47,881	26.09	to	14.51	759,543	1.42	1.55	to	1.59	21.12	to	21.07

Invesco V.I. Main Street Series II Shares
12/31/2021	1,372	40.54	to	37.84	51,929	0.51	1.15	to	1.55	25.78	to	25.28
12/31/2020	1,410	32.23	to	30.21	42,588	1.22	1.15	to	1.55	12.39	to	11.94
12/31/2019	1,355	28.68	to	26.98	36,569	1.11	1.15	to	1.55	30.23	to	29.71
12/31/2018	5,238	22.02	to	20.80	111,297	0.96	1.15	to	1.55	(9.15)	to	(9.52)
12/31/2017	11,425	24.24	to	22.99	265,200	1.01	1.15	to	1.55	15.31	to	14.85

Invesco V.I. Main Street Mid Cap Series I Shares
12/31/2021	4,751	31.75	to	29.64	142,206	0.40	1.25	to	1.65	21.71	to	21.23
12/31/2020	5,858	26.09	to	24.45	145,040	0.74	1.25	to	1.65	7.89	to	7.46
12/31/2019	5,712	24.18	to	22.75	131,473	0.50	1.25	to	1.65	23.72	to	23.23
12/31/2018	5,976	19.54	to	18.46	111,546	0.38	1.25	to	1.65	(12.46)	to	(12.81)
12/31/2017	11,812	22.32	to	21.18	254,771	0.53	1.25	to	1.65	13.49	to	13.04

Janus Henderson - Enterprise Service Shares
12/31/2021	1,057	47.41	to	44.68	48,676	0.24	1.15	to	1.55	15.21	to	14.75
12/31/2020	1,059	41.15	to	38.94	42,437	0.04	1.15	to	1.55	17.82	to	17.35
12/31/2019	1,062	34.93	to	33.18	36,183	0.05	1.15	to	1.55	33.61	to	33.08
12/31/2018	1,065	26.14	to	24.93	27,200	0.11	1.15	to	1.55	(1.81)	to	(2.20)
12/31/2017	1,723	26.62	to	25.50	44,900	0.53	1.15	to	1.55	25.64	to	25.14

Janus Henderson - Forty Service Shares
12/31/2021	4,489	57.08	to	53.79	244,878	0.53	1.15	to	1.55	21.20	to	20.72
12/31/2020	4,700	47.09	to	44.56	212,308	0.63	1.15	to	1.55	37.45	to	36.90
12/31/2019	5,123	34.26	to	32.55	169,065	0.02	1.15	to	1.55	35.29	to	34.75
12/31/2018	5,448	25.33	to	24.16	133,380	1.12	1.15	to	1.55	0.55	to	0.15
12/31/2017	7,013	25.19	to	24.12	171,590	-	1.15	to	1.55	28.51	to	28.00

MFS® Growth Initial Class
12/31/2021	116,088	87.49	to	29.52	7,343,556	-	1.35	to	1.59	21.88	to	21.58
12/31/2020	128,477	71.78	to	24.28	6,591,990	-	1.35	to	1.59	30.09	to	29.78
12/31/2019	148,039	55.18	to	18.71	5,827,326	-	1.35	to	1.59	36.30	to	35.97
12/31/2018	170,441	40.49	to	13.76	4,831,101	0.09	1.35	to	1.59	1.28	to	1.04
12/31/2017	198,751	39.97	to	13.62	5,575,299	0.10	1.35	to	1.59	29.65	to	29.34

PIMCO CommodityRealReturn® Strategy Administrative Class
12/31/2021	39,476	8.49	to	7.92	320,954	4.15	1.25	to	1.65	31.69	to	31.16
12/31/2020	52,276	6.44	to	6.04	323,071	6.41	1.25	to	1.65	0.09	to	(0.31)
12/31/2019	50,906	6.44	to	6.06	314,979	4.46	1.25	to	1.65	10.05	to	9.61
12/31/2018	50,068	5.85	to	5.53	282,283	2.11	1.25	to	1.65	(15.21)	to	(15.55)
12/31/2017	60,214	6.90	to	6.54	401,917	11.30	1.25	to	1.65	0.89	to	0.48

PIMCO Low Duration Administrative Class
12/31/2021	149,865	12.43	to	11.72	1,802,941	0.52	1.25	to	1.65	(2.16)	to	(2.55)
12/31/2020	157,140	12.70	to	12.02	1,933,402	1.22	1.25	to	1.65	1.71	to	1.31
12/31/2019	162,860	12.49	to	11.87	1,972,114	2.77	1.25	to	1.65	2.73	to	2.32
12/31/2018	155,724	12.16	to	11.60	1,839,208	1.90	1.25	to	1.65	(0.91)	to	(1.31)
12/31/2017	186,638	12.27	to	11.75	2,229,980	1.34	1.25	to	1.65	0.09	to	(0.31)

33

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

PIMCO Real Return Administrative Class
12/31/2021	81,613	$16.91	to	$15.78	$1,327,171	4.96%	1.25%	to	1.65%	4.27%	to	3.86%
12/31/2020	91,824	16.21	to	15.20	1,433,342	1.40	1.25	to	1.65	10.33	to	9.89
12/31/2019	103,822	14.70	to	13.83	1,470,994	1.68	1.25	to	1.65	7.09	to	6.66
12/31/2018	104,913	13.72	to	12.96	1,390,585	2.48	1.25	to	1.65	(3.43)	to	(3.82)
12/31/2017	119,061	14.21	to	13.48	1,637,729	2.38	1.25	to	1.65	2.37	to	1.96

PIMCO Total Return Administrative Class
12/31/2021	525,788	17.75	to	16.57	10,007,158	1.82	1.25	to	1.65	(2.49)	to	(2.88)
12/31/2020	561,869	18.20	to	17.06	11,009,997	2.13	1.25	to	1.65	7.30	to	6.87
12/31/2019	601,526	16.96	to	15.96	10,998,379	3.01	1.25	to	1.65	7.01	to	6.58
12/31/2018	639,382	15.85	to	14.98	10,982,319	2.53	1.25	to	1.65	(1.77)	to	(2.17)
12/31/2017	766,073	16.14	to	15.31	13,422,570	2.02	1.25	to	1.65	3.62	to	3.20

Pioneer High Yield VCT Class II Shares
12/31/2021	8,791	20.58	to	19.21	175,140	4.87	1.20	to	1.60	4.19	to	3.77
12/31/2020	8,752	19.75	to	18.51	167,767	5.16	1.20	to	1.60	0.76	to	0.36
12/31/2019	8,640	19.60	to	18.45	164,882	4.67	1.20	to	1.60	12.92	to	12.47
12/31/2018	8,795	17.36	to	16.40	148,880	4.48	1.20	to	1.60	(5.10)	to	(5.48)
12/31/2017	12,912	18.29	to	17.35	230,670	4.32	1.20	to	1.60	5.73	to	5.31

Pioneer Real Estate Shares VCT Class II Shares
12/31/2021	-	26.93	to	25.49	-	-	1.25	to	1.65	39.01	to	38.45
12/31/2020	-	19.38	to	18.41	-	1.45	1.25	to	1.65	(8.77)	to	(9.13)
12/31/2019	179	21.24	to	20.26	3,722	1.92	1.25	to	1.65	26.32	to	25.82
12/31/2018	213	16.81	to	16.10	3,503	2.21	1.25	to	1.65	(8.69)	to	(9.06)
12/31/2017	686	18.41	to	17.71	12,264	2.31	1.25	to	1.65	2.02	to	1.61

TA Aegon Sustainable Equity Income Service Class
12/31/2021	149,330	16.53	to	16.02	2,422,391	1.84	1.25	to	1.65	20.60	to	20.12
12/31/2020	187,957	13.71	to	13.34	2,532,587	2.92	1.25	to	1.65	(8.74)	to	(9.10)
12/31/2019	171,259	15.02	to	14.67	2,534,057	2.21	1.25	to	1.65	22.04	to	21.55
12/31/2018	187,393	12.31	to	12.07	2,277,685	1.92	1.25	to	1.65	(12.79)	to	(13.14)
12/31/2017	201,543	14.11	to	13.90	2,815,854	2.18	1.25	to	1.65	14.69	to	14.23

TA BlackRock iShares Edge 40 Service Class
12/31/2021	-	14.16	to	13.40	-	-	1.25	to	1.65	4.46	to	4.04
12/31/2020	-	13.56	to	12.88	-	-	1.25	to	1.65	8.09	to	7.66
12/31/2019	-	12.54	to	11.96	-	-	1.25	to	1.65	13.67	to	13.22
12/31/2018	-	11.03	to	10.57	-	-	1.25	to	1.65	(5.62)	to	(6.00)
12/31/2017	-	11.69	to	11.24	-	-	1.25	to	1.65	8.16	to	7.73

TA International Focus Initial Class
12/31/2021	97,255	14.10	to	14.10	1,371,043	1.22	1.35	to	1.35	9.33	to	9.33
12/31/2020	112,740	12.89	to	12.89	1,453,681	2.27	1.35	to	1.35	19.28	to	19.28
12/31/2019	134,578	10.81	to	10.81	1,454,824	1.61	1.35	to	1.35	25.97	to	25.97
12/31/2018	152,618	8.58	to	8.58	1,309,716	1.15	1.35	to	1.35	(18.82)	to	(18.82)
12/31/2017(1)	185,760	10.57	to	10.57	1,963,600	-	1.35	to	1.35	-	to	-

TA Janus Balanced Service Class
12/31/2021	9,030	16.97	to	16.65	151,806	1.11	1.25	to	1.65	14.01	to	13.55
12/31/2020	8,985	14.89	to	14.66	132,756	1.50	1.25	to	1.65	12.89	to	12.44
12/31/2019	9,537	13.19	to	13.04	125,060	1.37	1.25	to	1.65	20.26	to	19.78
12/31/2018	9,895	10.96	to	10.89	108,109	3.42	1.25	to	1.65	(1.31)	to	(1.71)
12/31/2017(1)	-	11.11	to	11.08	-	0.39	1.25	to	1.65	-	to	-

TA Janus Mid-Cap Growth Service Class
12/31/2021	40,962	29.60	to	28.44	1,183,926	0.10	1.25	to	1.65	15.54	to	15.08
12/31/2020	48,299	25.62	to	24.72	1,210,595	0.04	1.25	to	1.65	17.45	to	16.99
12/31/2019	54,556	21.81	to	21.13	1,166,763	-	1.25	to	1.65	34.64	to	34.10
12/31/2018	64,836	16.20	to	15.76	1,032,389	-	1.25	to	1.65	(2.69)	to	(3.08)
12/31/2017	70,683	16.65	to	16.26	1,159,311	-	1.25	to	1.65	27.14	to	26.64

34

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Enhanced Index Initial Class
12/31/2021	2,359	$19.96	to	$19.61	$46,411	0.78%	1.15%	to	1.55%	28.63%	to	28.12%
12/31/2020	2,369	15.52	to	15.31	36,352	1.46	1.15	to	1.55	18.79	to	18.32
12/31/2019	2,385	13.06	to	12.94	30,918	1.19	1.15	to	1.55	29.54	to	29.02
12/31/2018	2,404	10.08	to	10.03	24,133	1.12	1.15	to	1.55	(7.09)	to	(7.47)
12/31/2017(1)	2,423	10.85	to	10.84	26,260	-	1.15	to	1.55	-	to	-

TA Morgan Stanley Capital Growth Initial Class
12/31/2021	2,514	22.31	to	22.12	55,849	-	1.15	to	1.55	(1.67)	to	(2.06)
12/31/2020	2,628	22.69	to	22.58	59,482	-	1.15	to	1.55	115.38	to	114.52
12/31/2019(1)	3,279	10.53	to	10.53	34,526	-	1.15	to	1.55	-	to	-
12/31/2018			to					to			to
12/31/2017			to					to			to

TA Morgan Stanley Global Allocation Service Class
12/31/2021	2,766	14.15	to	14.12	39,050	0.48	1.55	to	1.59	6.51	to	6.47
12/31/2020	2,878	13.28	to	13.26	38,165	1.28	1.55	to	1.59	16.52	to	16.47
12/31/2019	-	11.40	to	11.39	-	-	1.55	to	1.59	16.03	to	15.99
12/31/2018	-	9.82	to	9.82	-	-	1.55	to	1.59	(9.05)	to	(9.09)
12/31/2017(1)	-	10.80	to	10.80	-	-	1.55	to	1.59	-	to	-

TA Multi-Managed Balanced Service Class
12/31/2021	-	16.30	to	15.99	-	-	1.25	to	1.65	15.34	to	14.88
12/31/2020	-	14.13	to	13.92	-	-	1.25	to	1.65	14.17	to	13.71
12/31/2019	-	12.38	to	12.24	-	-	1.25	to	1.65	19.99	to	19.51
12/31/2018	-	10.32	to	10.25	-	-	1.25	to	1.65	(5.10)	to	(5.48)
12/31/2017(1)	-	10.87	to	10.84	-	-	1.25	to	1.65	-	to	-

TA Small/Mid Cap Value Service Class
12/31/2021	59,367	30.81	to	29.15	1,765,992	0.47	1.25	to	1.65	26.23	to	25.73
12/31/2020	76,504	24.41	to	23.19	1,805,989	1.04	1.25	to	1.65	2.45	to	2.04
12/31/2019	76,596	23.82	to	22.72	1,768,664	0.74	1.25	to	1.65	23.39	to	22.90
12/31/2018	83,562	19.31	to	18.49	1,567,927	0.66	1.25	to	1.65	(12.74)	to	(13.09)
12/31/2017	88,538	22.12	to	21.27	1,909,116	0.96	1.25	to	1.65	13.83	to	13.38

TA T. Rowe Price Small Cap Initial Class
12/31/2021	42,198	18.00	to	17.65	745,895	-	1.15	to	1.59	10.10	to	9.62
12/31/2020	50,410	16.35	to	16.10	812,799	-	1.15	to	1.59	22.15	to	21.61
12/31/2019	58,827	13.38	to	13.24	779,763	-	1.15	to	1.59	31.25	to	30.68
12/31/2018	77,864	10.20	to	10.13	789,415	-	1.15	to	1.59	(8.15)	to	(8.56)
12/31/2017(1)	86,900	11.10	to	11.08	963,147	-	1.15	to	1.59	-	to	-

TA TS&W International Equity Service Class
12/31/2021	8,956	12.44	to	12.23	110,469	1.65	1.15	to	1.55	11.91	to	11.46
12/31/2020	9,283	11.12	to	10.97	102,513	2.87	1.15	to	1.55	4.99	to	4.57
12/31/2019	9,923	10.59	to	10.49	104,572	1.18	1.15	to	1.55	19.36	to	18.88
12/31/2018	10,245	8.87	to	8.82	90,638	2.05	1.15	to	1.55	(16.67)	to	(17.00)
12/31/2017(1)	12,027	10.65	to	10.63	127,958	-	1.15	to	1.55	-	to	-

TA WMC US Growth Service Class
12/31/2021	54,416	41.01	to	38.81	2,158,612	-	1.15	to	1.55	19.00	to	18.52
12/31/2020	66,737	34.46	to	32.74	2,227,862	-	1.15	to	1.55	35.37	to	34.83
12/31/2019	87,068	25.46	to	24.28	2,151,040	-	1.15	to	1.55	38.08	to	37.53
12/31/2018	108,764	18.44	to	17.66	1,950,057	0.27	1.15	to	1.55	(1.18)	to	(1.58)
12/31/2017	139,921	18.66	to	17.94	2,543,568	0.19	1.15	to	1.55	27.31	to	26.81

Wanger International
12/31/2021	66,557	22.32	to	21.04	1,431,674	0.56	1.25	to	1.65	17.33	to	16.87
12/31/2020	78,714	19.02	to	18.00	1,445,359	2.22	1.25	to	1.65	12.94	to	12.49
12/31/2019	85,888	16.84	to	16.00	1,399,345	0.84	1.25	to	1.65	28.38	to	27.86
12/31/2018	95,984	13.12	to	12.51	1,221,320	1.99	1.25	to	1.65	(18.73)	to	(19.06)
12/31/2017	96,189	16.14	to	15.46	1,509,933	1.17	1.25	to	1.65	31.27	to	30.74

35

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Wanger USA
12/31/2021	16,652	$47.37	to	$44.21	$756,576	0.75%	1.25%	to	1.65%	7.55%	to	7.12%
12/31/2020	18,055	44.04	to	41.28	763,842	-	1.25	to	1.65	22.69	to	22.20
12/31/2019	20,248	35.90	to	33.78	699,689	0.26	1.25	to	1.65	29.47	to	28.96
12/31/2018	22,695	27.73	to	26.19	607,466	0.09	1.25	to	1.65	(2.69)	to	(3.08)
12/31/2017	24,306	28.49	to	27.03	670,176	-	1.25	to	1.65	18.10	to	17.63

(1) See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

36

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

6. Administrative and Mortality and Expense Risk Charges

TFLIC deducts an annual charge during the accumulation phase, not to exceed $75, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.25% to 1.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TFLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a fund fee or credit:

Subaccount	Fund Fee/Credit
American Funds - Asset Allocation Class 2 Shares	0.15%
American Funds - Growth Class 2 Shares	0.15%
American Funds - Growth-Income Class 2 Shares	0.15%
American Funds - International Class 2 Shares	0.15%
American Funds - The Bond Fund of America Class 2 Shares	0.15%
Eaton Vance VT Floating-Rate Income	-0.10%
Franklin Templeton Foreign Class 2 Shares	-0.10%
Franklin Templeton Growth Class 2 Shares	-0.10%
Invesco V.I. Main Street Series II Shares	-0.10%
Janus Henderson - Enterprise Service Shares	-0.10%
Janus Henderson - Forty Service Shares	-0.10%
Pioneer High Yield VCT Class II Shares	-0.10%
TA JPMorgan Enhanced Index Initial Class	-0.10%
TA Morgan Stanley Capital Growth Initial Class	-0.10%
TA T. Rowe Price Small Cap Initial Class	-0.10%
TA TS&W International Equity Service Class	-0.10%
TA WMC US Growth Service Class	-0.10%

7. Income Tax

Operations of the Separate Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code).    The operations of the Separate Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

37

Transamerica Financial Life Insurance Company

ML of New York Variable Annuity Separate Account A

Notes to Financial Statements

December 31, 2021

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TFLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TFLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TFLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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